Schedule of Investments (Unaudited) December 31, 2024

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.2% ‡
CHINA — 99.2%
Communication Services — 41.1%
Autohome ADR	2,674,180	$69,394,971
Baidu, Cl A *	20,441,584	217,627,430
Bilibili, Cl Z *	9,579,884	175,122,591
China Literature *	15,539,400	50,411,354
Cloud Music *	2,154,450	31,673,503
iQIYI ADR *	20,310,546	40,824,198
JOYY ADR *	1,420,531	59,449,222
Kanzhun ADR *	15,294,351	211,062,044
Kingsoft	30,228,400	130,946,474
Kuaishou Technology, Cl B *	38,147,800	203,066,643
NetEase	11,961,405	213,113,943
Tencent Holdings	10,786,575	579,046,180
Tencent Music Entertainment Group ADR	18,558,100	210,634,435
Weibo ADR	3,226,054	30,808,816
		2,223,181,804
Consumer Discretionary — 40.2%
Alibaba Group Holding	47,065,964	499,261,122
JD.com, Cl A	11,776,990	206,189,618
Meituan, Cl B *	21,219,647	414,397,679
PDD Holdings ADR *	2,544,549	246,795,808
TAL Education Group ADR *	19,144,969	191,832,589
Tongcheng Travel Holdings	45,142,200	105,766,391
Trip.com Group *	4,702,450	326,897,444
Vipshop Holdings ADR	13,793,309	185,795,872
		2,176,936,523
Consumer Staples — 5.2%
Alibaba Health Information Technology * (A)	214,652,000	91,741,661
East Buy Holding * (A)	17,281,500	40,000,434
JD Health International *	42,108,787	152,325,506
		284,067,601
Financials — 4.5%
Qifu Technology ADR	5,262,835	201,987,607
ZhongAn Online P&C Insurance, Cl H * (A)	28,039,800	42,522,010
		244,509,617
Industrials — 4.0%
Full Truck Alliance ADR	19,822,684	214,481,441

Schedule of Investments (Unaudited) December 31, 2024

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 4.2%
KE Holdings ADR	12,377,457	$227,992,758

TOTAL CHINA		5,371,169,744

TOTAL COMMON STOCK (Cost $5,600,890,737)		5,371,169,744

SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.420% (B)(C)	96,541,051	96,541,051
TOTAL SHORT-TERM INVESTMENT (Cost $96,541,051)		96,541,051

TOTAL INVESTMENTS — 101.0% (Cost $5,697,431,788)		5,467,710,795
OTHER ASSETS LESS LIABILITIES – (1.0)%		(53,558,379)
NET ASSETS - 100%		$5,414,152,416

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2024.
(B)	The rate shown is the 7-day effective yield as of December 31, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2024 was $96,541,051.

See “Glossary” for abbreviations.

KRS-QH-002-2300

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.4% ‡
CHINA — 99.4%
Communication Services — 1.1%
China United Network Communications, Cl A	1,803,600	$1,304,518
Focus Media Information Technology, Cl A	819,102	784,347
		2,088,865
Consumer Discretionary — 6.9%
BYD, Cl A	178,300	6,864,848
Haier Smart Home, Cl A	615,600	2,387,268
Midea Group, Cl A	344,200	3,526,626
		12,778,742
Consumer Staples — 11.3%
Foshan Haitian Flavouring & Food, Cl A	206,642	1,291,952
Inner Mongolia Yili Industrial Group, Cl A	283,912	1,167,127
Kweichow Moutai, Cl A	55,989	11,622,589
Luzhou Laojiao, Cl A	65,646	1,119,509
Muyuan Foods, Cl A	243,745	1,276,246
Shanxi Xinghuacun Fen Wine Factory, Cl A	54,416	1,365,385
Wuliangye Yibin, Cl A	173,079	3,301,503
		21,144,311
Energy — 3.6%
China Petroleum & Chemical, Cl A	1,752,840	1,594,902
China Shenhua Energy, Cl A	356,247	2,109,871
PetroChina, Cl A	1,166,000	1,419,879
Shaanxi Coal Industry, Cl A	523,616	1,658,967
		6,783,619
Financials — 23.2%
Agricultural Bank of China, Cl A	5,559,707	4,043,974
Bank of China, Cl A	2,294,100	1,721,786
Bank of Communications, Cl A	2,563,399	2,713,016
Bank of Ningbo, Cl A	431,218	1,427,898
China Merchants Bank, Cl A	1,347,167	7,211,559
China Pacific Insurance Group, Cl A	447,014	2,075,085
CITIC Securities, Cl A	799,721	3,177,533
East Money Information, Cl A	1,030,931	3,625,777
Industrial & Commercial Bank of China, Cl A	4,108,426	3,872,548
Industrial Bank, Cl A	1,356,722	3,540,802
Ping An Bank, Cl A	1,267,367	2,019,777
Ping An Insurance Group of China, Cl A	702,898	5,040,874
Shanghai Pudong Development Bank, Cl A	1,916,946	2,686,831
		43,157,460
Health Care — 6.1%
Jiangsu Hengrui Pharmaceuticals, Cl A	882,487	5,517,422

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Mindray Bio-Medical Electronics, Cl A	167,753	$5,826,740
		11,344,162
Industrials — 15.9%
Beijing-Shanghai High Speed Railway, Cl A	3,980,200	3,339,649
China CSSC Holdings, Cl A	362,500	1,775,591
China State Construction Engineering, Cl A	3,372,618	2,756,345
Contemporary Amperex Technology, Cl A	356,855	12,929,705
COSCO SHIPPING Holdings, Cl A	1,034,330	2,183,766
CRRC, Cl A	1,971,809	2,250,733
NARI Technology, Cl A	651,115	2,236,753
SF Holding, Cl A	390,359	2,142,814
		29,615,356
Information Technology — 16.6%
BOE Technology Group, Cl A	6,460,445	3,863,156
Foxconn Industrial Internet, Cl A	2,315,400	6,780,780
Hygon Information Technology, Cl A	406,322	8,290,264
Luxshare Precision Industry, Cl A	1,263,250	7,013,562
NAURA Technology Group, Cl A	92,788	4,941,784
		30,889,546
Materials — 8.8%
Wanhua Chemical Group, Cl A	706,699	6,868,211
Zijin Mining Group, Cl A	4,634,342	9,544,542
		16,412,753
Real Estate — 1.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	646,400	901,605
Poly Developments and Holdings Group, Cl A	853,977	1,030,612
		1,932,217
Utilities — 4.9%
China National Nuclear Power, Cl A	1,362,100	1,935,123
China Yangtze Power, Cl A	1,764,870	7,103,713
		9,038,836
TOTAL CHINA		185,185,867

TOTAL COMMON STOCK (Cost $176,754,907)		185,185,867

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	58,879	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.4% (Cost $176,754,907)		185,185,867
OTHER ASSETS LESS LIABILITIES – 0.6%		1,070,173
NET ASSETS - 100%		$186,256,040

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-003-2200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 99.6%
Communication Services — 13.7%
Autohome ADR	586	$15,207
Baidu, Cl A *	7,350	78,250
Bilibili, Cl Z *	1,420	25,958
Focus Media Information Technology, Cl A	32,200	30,834
Kanzhun ADR *	1,346	18,575
Kingsoft	11,000	47,651
Kuaishou Technology, Cl B *	8,100	43,117
NetEase	5,600	99,774
Tencent Holdings	16,258	872,764
Tencent Music Entertainment Group ADR	4,102	46,558
		1,278,688
Consumer Discretionary — 22.0%
Alibaba Group Holding	42,624	452,142
ANTA Sports Products	5,200	52,114
BYD, Cl A	2,100	80,854
BYD, Cl H	3,500	120,122
China Tourism Group Duty Free, Cl A	2,600	23,732
Chongqing Changan Automobile, Cl A	16,038	29,186
Fuyao Glass Industry Group, Cl A	6,100	51,848
Geely Automobile Holdings	26,000	49,604
Great Wall Motor, Cl H	18,500	32,532
H World Group ADR	877	28,967
Haier Smart Home, Cl A	22,200	81,834
Huayu Automotive Systems, Cl A	5,200	12,473
JD.com, Cl A	7,521	131,676
Li Auto, Cl A *	3,900	47,169
Li Ning	8,500	18,011
Meituan, Cl B *	14,365	280,534
New Oriental Education & Technology Group	6,400	40,330
NIO, Cl A *	6,080	27,238
PDD Holdings ADR *	1,704	165,271
SAIC Motor, Cl A	13,157	37,205
Shenzhou International Group Holdings	4,300	34,320
TAL Education Group ADR *	3,240	32,465
TravelSky Technology, Cl H	8,000	10,711
Trip.com Group *	1,800	125,130
Vipshop Holdings ADR	2,071	27,896
Yum China Holdings	1,355	65,270
		2,058,634
Consumer Staples — 7.9%
Alibaba Health Information Technology *	30,000	12,822
Anhui Gujing Distillery, Cl A	1,400	33,048

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
China Mengniu Dairy	16,000	$36,169
China Resources Beer Holdings	8,000	26,004
Foshan Haitian Flavouring & Food, Cl A	6,533	40,845
Guangdong Haid Group, Cl A	5,500	36,747
Henan Shuanghui Investment & Development, Cl A	5,800	20,509
Inner Mongolia Yili Industrial Group, Cl A	8,700	35,765
Jiangsu Yanghe Distillery, Cl A	1,800	20,480
Kweichow Moutai, Cl A	1,000	207,587
Luzhou Laojiao, Cl A	2,600	44,340
Muyuan Foods, Cl A	9,702	50,799
New Hope Liuhe, Cl A *	15,200	18,592
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,860	46,670
Tingyi Cayman Islands Holding	16,000	20,845
Want Want China Holdings	26,000	15,263
Wuliangye Yibin, Cl A	3,600	68,670
		735,155
Energy — 4.0%
China Oilfield Services, Cl H	18,000	16,313
China Petroleum & Chemical, Cl A	52,400	47,679
China Petroleum & Chemical, Cl H	108,500	62,156
China Shenhua Energy, Cl H	13,000	56,231
PetroChina, Cl A	25,200	30,687
PetroChina, Cl H	75,984	59,766
Shaanxi Coal Industry, Cl A	13,400	42,455
Shanxi Lu’an Environmental Energy Development, Cl A	8,700	17,017
Yankuang Energy Group, Cl H	35,300	40,672
		372,976
Financials — 25.5%
Agricultural Bank of China, Cl A	98,600	71,719
Agricultural Bank of China, Cl H	117,397	66,950
Bank of Beijing, Cl A	31,600	26,471
Bank of China, Cl A	39,000	29,271
Bank of China, Cl H	232,396	118,772
Bank of Communications, Cl A	49,200	52,072
Bank of Communications, Cl H	47,000	38,663
Bank of Hangzhou, Cl A	16,000	31,841
Bank of Jiangsu, Cl A	25,000	33,440
Bank of Nanjing, Cl A	15,900	23,065
Bank of Ningbo, Cl A	8,100	26,822
Bank of Shanghai, Cl A	20,904	26,053
China CITIC Bank, Cl H	36,000	24,887
China Construction Bank, Cl A	13,500	16,164
China Construction Bank, Cl H	269,000	224,399
China Everbright Bank, Cl A	61,900	32,630

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Galaxy Securities, Cl H	43,500	$39,704
China Life Insurance, Cl H	26,483	50,048
China Merchants Bank, Cl A	20,000	107,063
China Merchants Bank, Cl H	14,500	74,666
China Merchants Securities, Cl A	10,700	27,925
China Minsheng Banking, Cl A	57,400	32,291
China Minsheng Banking, Cl H	49,500	21,921
China Pacific Insurance Group, Cl A	8,100	37,601
China Pacific Insurance Group, Cl H	12,200	39,578
CITIC Securities, Cl A	12,745	50,640
CITIC Securities, Cl H	9,000	24,736
East Money Information, Cl A	17,700	62,251
Everbright Securities, Cl A	11,600	28,615
GF Securities, Cl A	11,400	25,171
Guosen Securities, Cl A	12,300	18,765
Guotai Junan Securities, Cl A	9,300	23,625
Haitong Securities, Cl A	14,200	21,508
Huatai Securities, Cl A	13,400	32,106
Huatai Securities, Cl H	10,400	17,565
Huaxia Bank, Cl A	20,800	22,694
Industrial & Commercial Bank of China, Cl A	75,400	71,071
Industrial & Commercial Bank of China, Cl H	186,441	125,047
Industrial Bank, Cl A	22,500	58,721
Industrial Securities, Cl A	31,169	26,577
New China Life Insurance, Cl A	4,500	30,464
New China Life Insurance, Cl H	6,200	18,836
Orient Securities, Cl A	15,900	22,871
People’s Insurance Group of China, Cl H	61,452	30,615
PICC Property & Casualty, Cl H	33,510	52,888
Ping An Bank, Cl A	22,391	35,684
Ping An Insurance Group of China, Cl A	11,500	82,473
Ping An Insurance Group of China, Cl H	21,500	127,456
Qifu Technology ADR	642	24,640
Shanghai Pudong Development Bank, Cl A	32,200	45,132
Shenwan Hongyuan Group, Cl A	36,900	26,890
		2,381,057
Health Care — 3.9%
Beijing Tong Ren Tang, Cl A	2,444	13,512
Changchun High-Tech Industry Group, Cl A	1,600	21,672
CSPC Pharmaceutical Group	51,520	31,703
Genscript Biotech *	16,000	20,268
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	3,600	13,936
Huadong Medicine, Cl A	3,380	15,930
Innovent Biologics *	3,500	16,491

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Jiangsu Hengrui Pharmaceuticals, Cl A	6,316	$39,488
Shanghai Fosun Pharmaceutical Group, Cl A	4,400	14,893
Shanghai Pharmaceuticals Holding, Cl A	8,400	24,028
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,200	41,681
Sinopharm Group, Cl H	7,200	19,743
Wuxi Biologics Cayman *	21,000	47,472
Yunnan Baiyao Group, Cl A	2,440	19,925
Zhangzhou Pientzehuang Pharmaceutical, Cl A	800	23,374
		364,116
Industrials — 6.9%
AECC Aviation Power, Cl A	4,400	24,842
Beijing-Shanghai High Speed Railway, Cl A	24,100	20,221
China Eastern Airlines, Cl A *	27,600	15,038
China Energy Engineering, Cl A	89,736	27,991
China Merchants Port Holdings	19,998	35,630
China Railway Group, Cl H	29,000	14,784
China Southern Airlines, Cl A *	25,900	22,896
CITIC	26,780	31,751
Contemporary Amperex Technology, Cl A	3,900	141,306
COSCO SHIPPING Holdings, Cl A	21,320	45,013
Daqin Railway, Cl A	17,400	16,069
Fosun International	19,000	11,105
Metallurgical Corp of China, Cl A	45,800	20,587
Power Construction Corp of China, Cl A	26,200	19,485
Sany Heavy Industry, Cl A	15,200	34,121
SF Holding, Cl A	5,100	27,996
Shanghai International Airport, Cl A	2,400	11,164
Weichai Power, Cl A	19,488	36,367
Zhejiang Chint Electrics, Cl A	4,300	13,711
Zhejiang Huayou Cobalt, Cl A	2,704	10,777
Zhuzhou CRRC Times Electric, Cl H	3,500	14,779
Zoomlion Heavy Industry Science and Technology, Cl A	18,100	17,825
ZTO Express Cayman	1,400	27,268
		640,726
Information Technology — 5.9%
BOE Technology Group, Cl A	53,900	32,231
Foxconn Industrial Internet, Cl A	12,100	35,436
Iflytek, Cl A	3,600	23,694
Kingdee International Software Group *	18,000	19,766
Lenovo Group	36,000	46,715
LONGi Green Energy Technology, Cl A	10,828	23,171
Luxshare Precision Industry, Cl A	8,774	48,713
Sunny Optical Technology Group	3,400	30,135
Unigroup Guoxin Microelectronics, Cl A	2,619	22,963

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	48,200	$214,072
Yonyou Network Technology, Cl A *	6,025	8,806
Zhongji Innolight, Cl A	1,200	20,188
ZTE, Cl H	8,600	26,958
		552,848
Materials — 3.9%
Anhui Conch Cement, Cl A	6,000	19,435
Anhui Conch Cement, Cl H	8,000	20,474
Baoshan Iron & Steel, Cl A	32,100	30,607
China National Building Material, Cl H	20,000	9,114
China Northern Rare Earth Group High-Tech, Cl A	11,800	34,107
CMOC Group, Cl H	54,000	36,496
Ganfeng Lithium Group, Cl A	3,520	16,786
Inner Mongolia BaoTou Steel Union, Cl A *	72,000	18,241
Rongsheng Petrochemical, Cl A	14,150	17,443
Shandong Hualu Hengsheng Chemical, Cl A	6,140	18,073
Tianqi Lithium, Cl A	2,640	11,867
Wanhua Chemical Group, Cl A	3,300	32,072
Zhejiang NHU, Cl A	7,932	23,737
Zijin Mining Group, Cl A	21,800	44,898
Zijin Mining Group, Cl H	16,000	29,125
		362,475
Real Estate — 2.2%
China Merchants Shekou Industrial Zone Holdings, Cl A	10,200	14,227
China Overseas Land & Investment	18,839	30,073
China Resources Land	15,214	44,165
China Vanke, Cl A *	11,743	11,613
China Vanke, Cl H *	27,900	19,000
Country Garden Holdings *	79,612	1,491
KE Holdings ADR	2,411	44,411
Longfor Group Holdings	10,500	13,517
Poly Developments and Holdings Group, Cl A	18,700	22,568
		201,065
Utilities — 3.7%
China Gas Holdings	16,800	14,642
China Longyuan Power Group, Cl H	18,000	14,923
China Resources Gas Group	8,700	34,439
China Resources Power Holdings	16,000	38,888
China Yangtze Power, Cl A	24,100	97,004
ENN Energy Holdings	3,282	23,597
Guangdong Investment	18,000	15,548
Huadian Power International, Cl A	31,800	24,300
Huaneng Power International, Cl H	51,077	28,142

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Kunlun Energy	18,000	$19,465
Sichuan Chuantou Energy, Cl A	15,200	35,715
		346,663
TOTAL CHINA		9,294,403

HONG KONG — 0.2%
Health Care — 0.2%
Sino Biopharmaceutical	51,500	21,216
TOTAL HONG KONG		21,216

TOTAL COMMON STOCK (Cost $10,167,499)		9,315,619

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	428	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.8% (Cost $10,167,499)		9,315,619
OTHER ASSETS LESS LIABILITIES – 0.2%		20,170
NET ASSETS - 100%		$9,335,789

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-011-1400

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
CHINA — 46.7%
Energy — 2.7%
China Petroleum & Chemical, Cl H	140,000	$80,201
CNOOC Energy Technology & Services, Cl A	11,700	6,805
		87,006
Financials — 5.3%
Bank of Changsha, Cl A	6,600	7,992
Bank of Chengdu, Cl A	6,500	15,149
Bank of Hangzhou, Cl A	10,200	20,299
Bank of Jiangsu, Cl A	31,355	41,940
Bank of Nanjing, Cl A	18,191	26,389
Bank of Ningbo, Cl A	11,346	37,570
Bank of Suzhou, Cl A	6,400	7,070
Chongqing Rural Commercial Bank, Cl A	14,200	11,702
		168,111
Industrials — 17.4%
Beijing New Building Materials, Cl A	2,908	12,006
Beijing-Shanghai High Speed Railway, Cl A	84,500	70,901
China Communications Services, Cl H	12,000	7,044
China Energy Engineering, Cl A	56,200	17,530
China Merchants Expressway Network & Technology Holdings, Cl A	9,600	18,241
China National Chemical Engineering, Cl A	10,500	11,857
China Railway Group, Cl H	22,500	11,470
China State Construction Engineering, Cl A	71,100	58,108
China XD Electric, Cl A	8,800	9,098
CRRC, Cl H	25,000	16,124
Daqin Railway, Cl A	31,632	29,213
Dongfang Electric, Cl A	4,800	10,389
Goldwind Science & Technology, Cl A	5,500	7,739
Goneo Group, Cl A	1,050	10,046
Jiangsu Expressway, Cl H	6,000	6,627
Jiangsu Zhongtian Technology, Cl A	5,800	11,313
Liaoning Port, Cl A	32,800	7,729
Metallurgical Corp of China, Cl A	30,900	13,890
NARI Technology, Cl A	13,652	46,898
Ningbo Orient Wires & Cables, Cl A	1,000	7,158
Ningbo Sanxing Medical Electric, Cl A	2,400	10,056
Power Construction Corp of China, Cl A	29,400	21,865
Shanghai Electric Group, Cl A *	22,400	24,745
Shenzhen Inovance Technology, Cl A	2,150	17,155
Sichuan Road & Bridge, Cl A	9,900	9,817
Sieyuan Electric, Cl A	1,100	10,893
TBEA, Cl A	8,167	14,173

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Tian Di Science & Technology, Cl A	7,100	$5,977
Yangzijiang Shipbuilding Holdings	14,900	32,657
Zhejiang Chint Electrics, Cl A	3,400	10,842
Zhejiang Expressway, Cl H	8,000	5,757
Zhuzhou CRRC Times Electric, Cl H	2,600	10,978
		558,296
Materials — 3.1%
Anhui Conch Cement, Cl H	7,000	17,915
China National Building Material, Cl H	27,000	12,304
China Northern Rare Earth Group High-Tech, Cl A	6,024	17,412
China Rare Earth Resources And Technology, Cl A	1,500	5,731
Henan Shenhuo Coal Industry & Electricity Power, Cl A	3,700	8,517
Jinduicheng Molybdenum, Cl A	5,200	7,126
Shanjin International Gold, Cl A	4,600	9,630
Western Mining, Cl A	4,100	8,975
Xiamen Tungsten, Cl A	2,100	5,512
Yunnan Chihong Zinc & Germanium, Cl A	8,800	6,677
		99,799
Utilities — 18.2%
Beijing Enterprises Holdings	2,500	8,593
CGN Power, Cl H	60,000	22,014
China Gas Holdings	15,000	13,073
China Longyuan Power Group, Cl H	18,000	14,923
China National Nuclear Power, Cl A	32,200	45,746
China Power International Development	25,000	10,202
China Resources Gas Group	5,300	20,980
China Resources Power Holdings	10,635	25,848
China Three Gorges Renewables Group, Cl A	49,100	29,227
China Yangtze Power, Cl A	41,900	168,650
Datang International Power Generation, Cl A	21,500	8,346
ENN Energy Holdings	4,500	32,354
ENN Natural Gas, Cl A	4,400	12,994
GD Power Development, Cl A	30,700	19,152
Huadian Power International, Cl A	14,742	11,265
Huaneng Lancang River Hydropower, Cl A	9,300	12,047
Huaneng Power International, Cl H	23,000	12,673
Kunlun Energy	22,000	23,790
SDIC Power Holdings, Cl A	12,506	28,312
Shenergy, Cl A	8,419	10,883
Shenzhen Energy Group, Cl A	8,200	7,238
Sichuan Chuantou Energy, Cl A	8,384	19,699
Wintime Energy Group, Cl A	35,800	8,339

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Zhejiang Zheneng Electric Power, Cl A	19,200	$14,802
		581,150
TOTAL CHINA		1,494,362

INDIA — 4.7%
Energy — 0.5%
Great Eastern Shipping	1,478	16,607

Industrials — 0.9%
AIA Engineering	595	23,648
GMM Pfaudler	432	5,947
		29,595
Materials — 3.3%
Navin Fluorine International	440	16,681
PI Industries	1,122	48,302
UPL	6,657	38,956
		103,939
TOTAL INDIA		150,141

INDONESIA — 5.9%
Energy — 1.5%
Adaro Energy Indonesia	205,000	30,951
Indo Tambangraya Megah	5,900	9,787
Medco Energi Internasional	92,300	6,308
		47,046
Materials — 4.4%
Amman Mineral Internasional *	96,700	50,918
Chandra Asri Pacific	116,100	54,101
Indah Kiat Pulp & Paper	36,800	15,548
Merdeka Copper Gold *	143,900	14,439
Pabrik Kertas Tjiwi Kimia	20,800	7,722
		142,728
TOTAL INDONESIA		189,774

ISRAEL — 6.5%
Industrials — 4.3%
Elbit Systems	395	103,312
ZIM Integrated Shipping Services	1,512	32,463
		135,775
Materials — 2.2%
ICL Group	11,434	56,485

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
The Israel Corp	53	$13,890
		70,375
TOTAL ISRAEL		206,150

KAZAKHSTAN — 1.1%
Energy — 1.1%
NAC Kazatomprom JSC GDR	959	36,202

Materials — 0.0%
Solidcore Resources *	7,154	—

TOTAL KAZAKHSTAN		36,202

KUWAIT — 10.4%
Financials — 10.4%
Kuwait Finance House	134,485	325,416
Kuwait Projects Holding *	27,279	8,406
TOTAL KUWAIT		333,822

MALAYSIA — 2.2%
Industrials — 0.7%
Sime Darby	40,600	21,428

Materials — 1.5%
Petronas Chemicals Group	42,300	48,908

TOTAL MALAYSIA		70,336

PHILIPPINES — 0.4%
Industrials — 0.4%
JG Summit	38,942	13,835
TOTAL PHILIPPINES		13,835

POLAND — 1.8%
Materials — 1.8%
KGHM Polska Miedz	2,066	57,519
TOTAL POLAND		57,519

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A) (B)	33,666	—
Sovcomflot PJSC (A) (B)	9,110	—
Surgutneftegas PJSC (A) (B)	143,400	—
		—
Materials — 0.0%
GMK Norilskiy Nickel PAO (A) (B)	123,900	—

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Segezha Group PJSC * (A) (B)	78,500	$—
		—
TOTAL RUSSIA		—

SINGAPORE — 9.6%
Financials — 7.4%
Oversea-Chinese Banking	19,412	237,492

Industrials — 2.2%
Singapore Airlines	8,600	40,598
Singapore Technologies Engineering	8,900	30,402
		71,000
TOTAL SINGAPORE		308,492

SOUTH AFRICA — 3.3%
Materials — 3.3%
Impala Platinum Holdings *	13,351	62,085
Kumba Iron Ore	949	16,408
Northam Platinum Holdings	5,265	27,179
TOTAL SOUTH AFRICA		105,672

THAILAND — 4.4%
Energy — 4.4%
PTT	149,600	139,311
TOTAL THAILAND		139,311

TÜRKIYE — 2.3%
Industrials — 2.3%
Otokar Otomotiv Ve Savunma Sanayi A.S	547	7,495
Turk Hava Yollari AO *	8,161	64,853
TOTAL TÜRKIYE		72,348

UNITED ARAB EMIRATES — 0.8%
Industrials — 0.8%
Air Arabia PJSC	31,930	26,775
TOTAL UNITED ARAB EMIRATES		26,775

TOTAL COMMON STOCK (Cost $3,902,025)		3,204,739

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)(C)	136,600	$—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 100.1% (Cost $3,976,871)		3,204,739
OTHER ASSETS LESS LIABILITIES – (0.1)%		(4,263)
NET ASSETS - 100%		$3,200,476

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-006-1500

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
AUSTRALIA — 0.8%
Consumer Discretionary — 0.8%
IDP Education	15,434	$120,692
TOTAL AUSTRALIA		120,692

BRAZIL — 3.1%
Consumer Discretionary — 2.4%
MercadoLibre *	215	365,594

Information Technology — 0.7%
TOTVS	24,500	106,085

TOTAL BRAZIL		471,679

CHINA — 44.0%
Communication Services — 15.2%
Baidu, Cl A *	36,764	391,401
Bilibili, Cl Z *	19,220	351,346
Kuaishou Technology, Cl B *	66,800	355,587
NetEase	29,200	520,251
Tencent Holdings	10,475	562,320
Weibo, Cl A	11,940	114,897
		2,295,802
Consumer Discretionary — 17.8%
Alibaba Group Holding	50,900	539,931
JD.com, Cl A	28,775	503,788
Meituan, Cl B *	25,697	501,836
PDD Holdings ADR *	5,426	526,268
Tongcheng Travel Holdings	48,000	112,462
Trip.com Group *	5,600	389,292
Vipshop Holdings ADR	8,455	113,889
		2,687,466
Consumer Staples — 4.8%
Alibaba Health Information Technology *	840,000	359,013
JD Health International *	103,100	372,957
		731,970
Information Technology — 6.2%
GDS Holdings, Cl A *	154,800	454,359
Hua Hong Semiconductor (A)	46,000	128,206
Kingdee International Software Group *	323,000	354,687
		937,252
TOTAL CHINA		6,652,490

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
FINLAND — 2.7%
Information Technology — 2.7%
Nokia	91,901	$406,775
TOTAL FINLAND		406,775

GREECE — 0.8%
Consumer Discretionary — 0.8%
OPAP	7,249	117,849
TOTAL GREECE		117,849

HONG KONG — 0.7%
Communication Services — 0.7%
Tencent Music Entertainment Group	19,000	108,233
TOTAL HONG KONG		108,233

INDIA — 4.1%
Consumer Discretionary — 2.5%
Zomato *	116,322	377,782

Financials — 1.6%
One 97 Communications *	10,677	126,937
PB Fintech *	4,752	117,052
		243,989
TOTAL INDIA		621,771

JAPAN — 2.8%
Communication Services — 2.8%
Nexon (A)	28,000	423,403
TOTAL JAPAN		423,403

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR * (B)(C)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR * (B)(C)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR * (B)(C)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.4%
Communication Services — 3.4%
Sea ADR *	4,841	513,630
TOTAL SINGAPORE		513,630

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 3.4%
Consumer Discretionary — 3.4%
Naspers, Cl N	2,312	$511,314
TOTAL SOUTH AFRICA		511,314

SOUTH KOREA — 19.5%
Communication Services — 13.4%
Kakao	13,258	344,024
Kakao Games *	9,977	111,010
Krafton *	1,817	385,703
NAVER	2,653	358,443
NCSoft	2,883	358,576
Netmarble *	10,666	374,576
Pearl Abyss *	4,968	93,478
		2,025,810
Consumer Discretionary — 2.5%
Coupang, Cl A *	17,074	375,287

Information Technology — 3.6%
SK Hynix	4,677	552,478

TOTAL SOUTH KOREA		2,953,575

TAIWAN — 13.6%
Consumer Discretionary — 0.7%
momo.com	10,765	109,507

Information Technology — 12.9%
Nanya Technology *	407,000	363,121
Powerchip Semiconductor Manufacturing *	236,000	114,457
Taiwan Semiconductor Manufacturing	18,000	590,218
United Microelectronics	300,000	393,936
Vanguard International Semiconductor	42,000	127,981
VisEra Technologies	14,000	131,312
Win Semiconductors *	34,000	116,152
WPG Holdings	56,000	116,836
		1,954,013
TOTAL TAIWAN		2,063,520

URUGUAY — 0.8%
Financials — 0.8%
Dlocal, Cl A * (A)	10,280	115,753
TOTAL URUGUAY		115,753

TOTAL COMMON STOCK (Cost $17,245,031)		15,080,684

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 4.1%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 4.420% (D)(E)	622,678	$622,678
TOTAL SHORT-TERM INVESTMENT (Cost $622,678)		622,678

TOTAL INVESTMENTS — 103.8% (Cost $17,867,709)		15,703,362
OTHER ASSETS LESS LIABILITIES – (3.8)%		(572,406)
NET ASSETS - 100%		$15,130,956

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(D)	The rate shown is the 7-day effective yield as of December 31, 2024.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2024 was $622,678.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-007-1500

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA — 99.2%
Consumer Discretionary — 39.6%
BAIC BluePark New Energy Technology, Cl A *	198,500	$216,305
BYD, Cl A	11,000	423,518
BYD, Cl H	108,000	3,706,615
Li Auto, Cl A *	373,900	4,522,159
NIO, Cl A *	455,680	2,041,422
Seres Group, Cl A	53,700	975,692
Tianneng Power International	402,000	426,429
XPeng, Cl A *	611,900	3,674,732
Yadea Group Holdings	746,694	1,243,857
Zhejiang Leapmotor Technology *	297,300	1,245,775
		18,476,504
Industrials — 19.6%
Beijing-Shanghai High Speed Railway, Cl A	1,748,900	1,467,442
China Conch Venture Holdings	842,000	724,073
China Everbright Environment Group	2,182,216	1,087,182
Contemporary Amperex Technology, Cl A	110,050	3,987,373
Ginlong Technologies, Cl A	14,550	121,034
Goldwind Science & Technology, Cl A	123,135	173,259
Gotion High-tech, Cl A	64,100	185,276
Ningbo Deye Technology, Cl A	22,932	264,882
Sungrow Power Supply, Cl A	74,160	745,792
Zhejiang Chint Electrics, Cl A	76,600	244,256
Zhejiang Weiming Environment Protection, Cl A	60,899	179,424
		9,179,993
Information Technology — 18.3%
China Railway Signal & Communication, Cl A	256,423	218,649
Flat Glass Group, Cl A	68,200	182,913
GDS Holdings, Cl A *	627,800	1,842,679
JA Solar Technology, Cl A	118,468	221,880
Jinko Solar, Cl A	356,668	345,421
JinkoSolar Holding ADR, Ser ADR	20,519	510,923
Kingdee International Software Group *	1,817,000	1,995,251
Kingsoft Cloud Holdings *	1,232,000	945,258
LONGi Green Energy Technology, Cl A	271,046	580,009
Sanan Optoelectronics, Cl A	178,200	295,402
Tuya ADR	141,401	253,108
Xinyi Solar Holdings	2,901,588	1,172,895
		8,564,388
Utilities — 21.7%
Beijing Enterprises Water Group	2,374,500	767,255
CGN Power, Cl A	475,200	267,326
CGN Power, Cl H	5,339,000	1,958,837

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Datang Renewable Power, Cl H	1,420,000	$380,229
China Longyuan Power Group, Cl H	1,871,800	1,551,811
China National Nuclear Power, Cl A	673,800	957,261
China Three Gorges Renewables Group, Cl A	1,019,200	606,675
China Yangtze Power, Cl A	561,800	2,261,280
Huaneng Lancang River Hydropower, Cl A	192,700	249,619
SDIC Power Holdings, Cl A	265,300	600,598
Sichuan Chuantou Energy, Cl A	173,300	407,196
Xinyi Energy Holdings	1,240,000	126,108
		10,134,195
TOTAL CHINA		46,355,080

HONG KONG — 0.8%
Utilities — 0.8%
Canvest Environmental Protection Group	290,000	171,358
Concord New Energy Group	3,100,000	203,529
TOTAL HONG KONG		374,887

TOTAL COMMON STOCK (Cost $43,926,484)		46,729,967

TOTAL INVESTMENTS — 100.0% (Cost $43,926,484)		46,729,967
OTHER ASSETS LESS LIABILITIES – 0.0%		(20,863)
NET ASSETS - 100%		$46,709,104

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-008-1500

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.2% ‡
ARGENTINA — 2.5%
Materials — 2.5%
Arcadium Lithium *	334,591	$1,716,452
TOTAL ARGENTINA		1,716,452

AUSTRALIA — 6.4%
Materials — 6.4%
IGO	331,249	978,291
Lynas Rare Earths *	386,830	1,540,020
Mineral Resources	29,175	618,681
Pilbara Minerals *	891,778	1,209,194
TOTAL AUSTRALIA		4,346,186

BELGIUM — 1.4%
Materials — 1.4%
Umicore	90,172	929,526
TOTAL BELGIUM		929,526

CHINA — 50.0%
Consumer Discretionary — 28.2%
BAIC BluePark New Energy Technology, Cl A *	711,300	775,101
BYD, Cl A	70,800	2,725,918
Geely Automobile Holdings	1,638,000	3,125,041
Guangzhou Automobile Group, Cl H	1,188,000	521,512
Li Auto, Cl A *	248,100	3,000,662
NIO ADR * (A)	619,822	2,702,424
Seres Group, Cl A	101,600	1,846,002
Shenzhen Kedali Industry, Cl A	34,836	463,499
XPeng, Cl A *	280,700	1,685,729
Yadea Group Holdings	498,000	829,578
Zhejiang Leapmotor Technology *	333,500	1,397,463
		19,072,929
Industrials — 13.1%
Beijing Easpring Material Technology, Cl A	65,600	359,922
China Baoan Group, Cl A	325,107	405,194
CNGR Advanced Material, Cl A	119,370	587,297
Contemporary Amperex Technology, Cl A	76,320	2,765,255
Eve Energy, Cl A	260,960	1,661,414
GEM, Cl A	649,440	577,653
Gotion High-tech, Cl A	226,289	654,070
Hunan Yuneng New Energy Battery Material, Cl A	100,000	617,312
Qingdao TGOOD Electric, Cl A	131,000	391,671
Zhejiang Huayou Cobalt, Cl A	214,963	856,748
		8,876,536

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 8.7%
CMOC Group, Cl A	1,690,900	$1,531,633
Ganfeng Lithium Group, Cl A	207,357	988,840
Guangzhou Tinci Materials Technology, Cl A	246,994	663,450
Ningbo Shanshan, Cl A	286,200	290,430
Shanghai Putailai New Energy Technology, Cl A	272,999	591,625
Tianqi Lithium, Cl A	187,600	843,261
Xiamen Tungsten, Cl A	180,051	472,599
Yunnan Energy New Material, Cl A	124,000	540,320
		5,922,158
TOTAL CHINA		33,871,623

INDONESIA — 0.5%
Materials — 0.5%
Aneka Tambang	3,497,100	331,350
TOTAL INDONESIA		331,350

JAPAN — 5.4%
Consumer Discretionary — 4.4%
Panasonic Holdings	283,400	2,962,753

Industrials — 1.0%
Nidec	37,600	683,049

TOTAL JAPAN		3,645,802

SOUTH KOREA — 9.2%
Industrials — 7.0%
Ecopro *	18,969	1,416,087
L&F *	10,474	576,296
LG Energy Solution *	6,294	1,487,832
POSCO Future M	11,440	1,104,252
SK IE Technology *	10,182	155,965
		4,740,432
Information Technology — 2.2%
Samsung SDI	9,153	1,538,816

TOTAL SOUTH KOREA		6,279,248

SWEDEN — 0.9%
Consumer Discretionary — 0.9%
Volvo Car, Cl B * (A)	282,493	613,090
TOTAL SWEDEN		613,090

UNITED STATES — 17.9%
Consumer Discretionary — 11.7%
EVgo, Cl A *	45,401	183,874

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Lucid Group * (A)	733,433	$2,214,968
Rivian Automotive, Cl A *	178,958	2,380,141
Tesla *	7,906	3,192,759
		7,971,742
Industrials — 1.6%
ChargePoint Holdings * (A)	194,706	208,335
Plug Power * (A)	413,901	881,609
		1,089,944
Materials — 4.6%
Albemarle	26,004	2,238,424
MP Materials * (A)	55,579	867,033
		3,105,457
TOTAL UNITED STATES		12,167,143

TOTAL COMMON STOCK (Cost $86,041,573)		63,900,420

PREFERRED STOCK — 5.1%
CHILE — 2.5%
Materials — 2.5%
Sociedad Quimica y Minera de Chile (B)	46,669	1,717,489

GERMANY — 2.6%
Consumer Discretionary — 2.6%
Dr Ing hc F Porsche (B)	28,766	1,740,162
TOTAL PREFERRED STOCK (Cost $5,372,088)		3,457,651

SHORT-TERM INVESTMENT — 10.2%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.870% (C)(D)	6,881,193	6,881,193
TOTAL SHORT-TERM INVESTMENT (Cost $6,881,193)		6,881,193

TOTAL INVESTMENTS — 109.5% (Cost $98,294,854)		74,239,264
OTHER ASSETS LESS LIABILITIES – (9.5)%		(6,457,955)
NET ASSETS - 100%		$67,781,309

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2024.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2024.

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2024 was $6,881,193.

See “Glossary” for abbreviations.

KRS-QH-009-1400

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA — 95.8%
Health Care — 95.8%
Aier Eye Hospital Group, Cl A	680,913	$1,228,917
Akeso *	144,000	1,125,239
Asymchem Laboratories Tianjin, Cl A	24,224	251,067
Autobio Diagnostics, Cl A	42,830	254,594
BeiGene *	166,418	2,339,465
Beijing Tiantan Biological Products, Cl A	144,509	403,519
Beijing Tong Ren Tang, Cl A	99,590	550,618
Beijing Wantai Biological Pharmacy Enterprise, Cl A	77,222	741,138
Changchun High-Tech Industry Group, Cl A	29,508	399,683
China National Medicines, Cl A	54,455	253,824
China Resources Pharmaceutical Group	462,000	339,008
China Resources Sanjiu Medical & Pharmaceutical, Cl A	94,847	572,842
Chongqing Zhifei Biological Products, Cl A	172,772	618,934
CSPC Innovation Pharmaceutical, Cl A	102,460	371,097
CSPC Pharmaceutical Group	1,998,889	1,230,014
Dong-E-E-Jiao, Cl A	47,340	404,436
Genscript Biotech * (A)	276,000	349,621
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	102,840	398,108
Hangzhou Tigermed Consulting, Cl A	27,150	201,993
Hansoh Pharmaceutical Group	290,000	645,112
Huadong Medicine, Cl A	126,641	596,851
Hualan Biological Engineering, Cl A	135,547	311,104
Hubei Jumpcan Pharmaceutical, Cl A	67,600	267,767
Humanwell Healthcare Group, Cl A	121,000	385,341
Imeik Technology Development, Cl A	22,180	551,366
Innovent Biologics *	292,500	1,378,163
Jiangsu Hengrui Pharmaceuticals, Cl A	465,328	2,909,290
Jiangsu Nhwa Pharmaceutical, Cl A	72,600	240,797
Jiangsu Yuyue Medical Equipment & Supply, Cl A	74,010	367,857
Jointown Pharmaceutical Group, Cl A	372,384	259,703
Pharmaron Beijing, Cl A	107,875	377,632
Shandong Weigao Group Medical Polymer, Cl H	599,200	354,832
Shanghai Fosun Pharmaceutical Group, Cl A	153,729	520,352
Shanghai Pharmaceuticals Holding, Cl A	203,794	582,943
Shanghai Pharmaceuticals Holding, Cl H	168,300	273,424
Shanghai RAAS Blood Products, Cl A (B)	484,534	467,342
Shanghai United Imaging Healthcare, Cl A	60,876	1,048,114
Shenzhen Mindray Bio-Medical Electronics, Cl A	87,555	3,041,139
Shenzhen New Industries Biomedical Engineering, Cl A	56,800	548,155
Shenzhen Salubris Pharmaceuticals, Cl A	80,165	337,738
Shijiazhuang Yiling Pharmaceutical, Cl A	118,250	257,874
Sichuan Kelun Pharmaceutical, Cl A	117,815	480,311
Sinopharm Group, Cl H	327,600	898,291
WuXi AppTec, Cl A	186,420	1,397,610

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
WuXi AppTec, Cl H	75,484	$549,031
Wuxi Biologics Cayman *	843,135	1,905,966
Yunnan Baiyao Group, Cl A	131,423	1,073,188
Zhangzhou Pientzehuang Pharmaceutical, Cl A	44,534	1,301,170
Zhejiang Huahai Pharmaceutical, Cl A	105,372	256,487

TOTAL CHINA		35,619,067

HONG KONG — 2.7%
Health Care — 2.7%
Sino Biopharmaceutical	2,464,750	1,015,351
TOTAL HONG KONG		1,015,351

UNITED STATES — 1.5%
Health Care — 1.5%
Legend Biotech ADR *	17,044	554,612
TOTAL UNITED STATES		554,612

TOTAL COMMON STOCK (Cost $44,091,456)		37,189,030

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ (B)	105,188	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.870% (C)(D)	212,125	212,125
TOTAL SHORT-TERM INVESTMENT (Cost $212,125)		212,125

TOTAL INVESTMENTS — 100.6% (Cost $44,303,581)		37,401,155
OTHER ASSETS LESS LIABILITIES – (0.6)%		(225,126)
NET ASSETS - 100%		$37,176,029

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI All China Health Care Index ETF (concluded)

(C)	The rate shown is the 7-day effective yield as of December 31, 2024.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2024 was $212,125.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-010-1400

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Asia Pacific High Income USD Bond ETF†

	Face Amount	Value
CORPORATE OBLIGATIONS — 96.4%
AUSTRALIA — 2.2%
Materials — 2.2%
Mineral Resources
9.250%, 10/01/2028	$200,000	$209,834
Perenti Finance Pty
7.500%, 04/26/2029	200,000	207,336
TOTAL AUSTRALIA		417,170

CHINA — 20.8%
Consumer Discretionary — 1.9%
Fortune Star BVI
5.050%, 01/27/2027	400,000	374,989

Financials — 1.3%
CFAMC IV, MTN
4.250%, (A) (B)	250,000	246,155

Industrials — 0.8%
West China Cement
4.950%, 07/08/2026	200,000	157,484

Real Estate — 15.8%
Central Plaza Development
4.650%, 01/19/2026	400,000	387,360
Franshion Brilliant
6.000%, H15T5Y + 5.584% (A) (B)	200,000	194,116
4.250%, 07/23/2029	200,000	169,268
Fuqing Investment Management, MTN
3.250%, 06/23/2025	400,000	387,114
Greentown China Holdings
5.650%, 07/13/2025	400,000	394,603
4.700%, 04/29/2025	400,000	394,546
Longfor Group Holdings
3.375%, 04/13/2027	200,000	166,558
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	181,610
Shui On Development Holding
5.500%, 03/03/2025	200,000	188,569
5.500%, 06/29/2026	200,000	167,482
Yanlord Land HK
5.125%, 05/20/2026	450,000	424,859
		3,056,085
Utilities — 1.0%
China Oil & Gas Group
4.700%, 06/30/2026	200,000	184,417

TOTAL CHINA		4,019,130

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
HONG KONG — 15.6%
Consumer Discretionary — 6.0%
LS Finance 2017
4.800%, 06/18/2026	$200,000	$170,307
LS Finance 2025
4.500%, 06/26/2025	400,000	381,999
Melco Resorts Finance
7.625%, 04/17/2032	200,000	200,716
5.625%, 07/17/2027	200,000	193,549
5.250%, 04/26/2026	200,000	196,675
		1,143,246
Financials — 4.3%
Bank of East Asia, MTN
5.825%, H15T5Y + 5.527% (A) (B)	250,000	247,060
FWD Group Holdings
8.045%, H15T5Y + 4.865% (A) (B)	400,000	398,000
PCGI Intermediate Holdings III
4.500%, 08/23/2026	200,000	188,000
		833,060
Real Estate — 5.3%
FEC Finance
12.764%, H15T5Y + 8.924% (A) (B)	200,000	198,680
NWD Finance BVI
6.150%, (A) (B)	400,000	244,914
5.250%, (A) (B)	600,000	264,006
NWD MTN
8.625%, 02/08/2028	200,000	143,800
PCPD Capital
5.125%, 06/18/2026	200,000	173,476
		1,024,876
TOTAL HONG KONG		3,001,182

INDIA — 19.4%
Energy — 8.9%
Continuum Energy Aura Pte
9.500%, 02/24/2027	200,000	209,451
Continuum Green Energy India Pvt
7.500%, 06/26/2033	195,450	201,924
Diamond II
7.950%, 07/28/2026	200,000	202,441
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	377,981
India Cleantech Energy
4.700%, 08/10/2026	246,300	239,231
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	185,643
SAEL
7.800%, 07/31/2031	300,000	299,643
		1,716,314

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 4.3%
Axis Bank, MTN
4.100%, H15T5Y + 3.315% (A) (B)	$200,000	$191,054
Muthoot Finance
6.375%, 04/23/2029	200,000	198,831
Piramal Capital & Housing Finance, MTN
7.800%, 01/29/2028	250,000	248,956
Shriram Finance, MTN
6.150%, 04/03/2028	200,000	197,687
		836,528
Industrials — 1.1%
IRB Infrastructure Developers
7.110%, 03/11/2032	200,000	201,933

Information Technology — 2.0%
Magnum Holdings
5.375%, 10/31/2026	400,000	389,746

Materials — 3.1%
UPL
4.625%, 06/16/2030	200,000	176,966
Vedanta Resources Finance II
11.250%, 12/03/2031	200,000	211,197
10.875%, 09/17/2029	200,000	206,628
		594,791
TOTAL INDIA		3,739,312

INDONESIA — 6.6%
Energy — 3.5%
Medco Bell Pte
6.375%, 01/30/2027	200,000	199,304
Medco Laurel Tree Pte
6.950%, 11/12/2028	200,000	199,010
Medco Maple Tree Pte
8.960%, 04/27/2029	250,000	263,116
		661,430
Financials — 1.0%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466% (A) (B)	200,000	190,461

Materials — 1.1%
Nickel Industries
11.250%, 10/21/2028	200,000	215,600

Real Estate — 1.0%
Kawasan Industri Jababeka, MTN
8.000%, 12/15/2027	200,000	198,400

TOTAL INDONESIA		1,265,891

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
JAPAN — 2.0%
Information Technology — 2.0%
Rakuten Group
8.125%, H15T5Y + 4.250% (A) (B)	$200,000	$197,105
5.125%, H15T5Y + 4.578% (A) (B)	200,000	193,496
TOTAL JAPAN		390,601

MACAU — 7.0%
Consumer Discretionary — 7.0%
MGM China Holdings
7.125%, 06/26/2031	200,000	202,170
5.250%, 06/18/2025	200,000	199,055
Studio City Finance
6.500%, 01/15/2028	200,000	194,420
5.000%, 01/15/2029	200,000	180,913
Wynn Macau
5.625%, 08/26/2028	200,000	192,616
5.500%, 10/01/2027	200,000	194,614
5.125%, 12/15/2029	200,000	185,539
TOTAL MACAU		1,349,327

MONGOLIA — 3.3%
Energy — 1.1%
Mongolian Mining
12.500%, 09/13/2026	200,000	217,250

Financials — 2.2%
Golomt Bank
11.000%, 05/20/2027	400,000	417,102

TOTAL MONGOLIA		634,352

PHILIPPINES — 6.7%
Energy — 2.1%
Petron
5.950%, (A) (B)	400,000	396,760

Financials — 1.0%
Rizal Commercial Banking
6.500%, H15T5Y + 6.236% (A) (B)	200,000	199,099

Utilities — 3.6%
San Miguel Global Power Holdings
8.125%, H15T1Y + 6.404% (B)	500,000	506,250
5.450%, (A) (B)	200,000	190,384
		696,634
TOTAL PHILIPPINES		1,292,493

SINGAPORE — 2.0%
Real Estate — 2.0%
GLP Pte, MTN
3.875%, 06/04/2025	400,000	385,994

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Asia Pacific High Income USD Bond ETF† (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
THAILAND — 5.1%
Financials — 5.1%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337% (A) (B)	$400,000	$379,908
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A) (B)	400,000	388,744
Muangthai Capital
6.875%, 09/30/2028	210,000	211,106
TOTAL THAILAND		979,758

UNITED KINGDOM — 3.8%
Financials — 3.8%
Standard Chartered
7.750%, H15T5Y + 4.976% (A) (B)	200,000	205,790
4.750%, H15T5Y + 3.805% (A) (B)	200,000	175,821
4.300%, H15T5Y + 3.135% (A) (B)	400,000	357,500
TOTAL UNITED KINGDOM		739,111

VIETNAM — 1.9%
Utilities — 1.9%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	381,226	366,235

TOTAL CORPORATE OBLIGATIONS (Cost $18,818,716)		18,580,556

TOTAL INVESTMENTS — 96.4% (Cost $18,818,716)		18,580,556
OTHER ASSETS LESS LIABILITIES – 3.6%		703,817
NET ASSETS - 100%		$19,284,373

†	Formerly KraneShares Asia Pacific High Income Bond ETF, effective August 1, 2024.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Perpetual security with no stated maturity date.

See “Glossary” for abbreviations.

KRS-QH-012-1400

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.7% ‡
BRAZIL — 4.4%
Communication Services — 0.1%
Telefonica Brasil	9,900	$74,949

Consumer Staples — 0.4%
Ambev	92,400	175,591
Raia Drogasil	25,168	89,626
		265,217
Energy — 0.8%
Petroleo Brasileiro	77,100	491,839
Ultrapar Participacoes	22,400	57,579
		549,418
Financials — 1.0%
B3 - Brasil Bolsa Balcao	102,500	171,224
Banco Bradesco	49,187	84,714
Banco do Brasil	44,800	175,274
BB Seguridade Participacoes	12,400	72,620
NU Holdings, Cl A *	22,052	228,459
		732,291
Industrials — 0.6%
CCR	19,800	32,595
Localiza Rent a Car	14,420	75,159
Rumo	19,800	57,177
WEG	29,700	253,692
		418,623
Materials — 1.1%
Klabin	13,740	51,598
Suzano	14,700	147,004
Vale	64,700	571,297
		769,899
Utilities — 0.4%
Centrais Eletricas Brasileiras	18,100	99,995
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	71,627
Equatorial Energia	22,200	98,461
		270,083
TOTAL BRAZIL		3,080,480

CHILE — 0.6%
Consumer Discretionary — 0.1%
Empresas Copec	6,582	40,232
Falabella *	12,658	44,738
		84,970

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.3%
Banco de Chile	1,121,628	$127,498
Banco de Credito e Inversiones	1,094	30,361
Banco Santander Chile	1,116,507	53,101
		210,960
Materials — 0.0%
Empresas CMPC	21,405	33,595

Utilities — 0.2%
Enel Americas	482,272	42,310
Enel Chile	1,209,442	69,926
		112,236
TOTAL CHILE		441,761

COLOMBIA — 0.2%
Financials — 0.2%
Bancolombia	12,401	105,839
TOTAL COLOMBIA		105,839

CZECHIA — 0.2%
Financials — 0.1%
Komercni Banka	1,220	42,579

Utilities — 0.1%
CEZ	2,594	102,108

TOTAL CZECHIA		144,687

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	44,444	68,638
TOTAL EGYPT		68,638

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	3,892	59,969
TOTAL GREECE		59,969

HUNGARY — 0.5%
Energy — 0.1%
MOL Hungarian Oil & Gas	6,065	41,679

Financials — 0.3%
OTP Bank Nyrt	3,714	202,780

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.1%
Richter Gedeon Nyrt	2,994	$78,380

TOTAL HUNGARY		322,839

INDIA — 22.3%
Communication Services — 1.2%
Bharti Airtel	46,360	859,770

Consumer Discretionary — 2.4%
Bajaj Auto	1,376	141,412
Eicher Motors	2,618	147,450
Mahindra & Mahindra	15,602	548,005
Maruti Suzuki India	2,525	320,246
Tata Motors	30,589	264,449
Titan	5,929	225,290
		1,646,852
Consumer Staples — 2.0%
Dabur India	28,361	167,952
Godrej Consumer Products	15,399	194,624
Hindustan Unilever	15,257	414,662
ITC	73,392	414,607
Nestle India	6,784	171,954
		1,363,799
Energy — 1.3%
Bharat Petroleum	34,754	118,717
Indian Oil	102,074	162,636
Oil & Natural Gas	74,596	208,461
Reliance Industries	27,122	385,048
		874,862
Financials — 6.3%
Axis Bank	46,490	578,154
Bajaj Finance	4,255	339,103
Bajaj Finserv	8,527	156,180
HDFC Bank	54,293	1,124,274
HDFC Life Insurance	16,920	121,949
ICICI Bank	78,391	1,173,524
Jio Financial Services *	36,907	128,766
Kotak Mahindra Bank	22,425	467,824
State Bank of India	36,680	340,585
		4,430,359
Health Care — 1.2%
Aurobindo Pharma	8,650	134,832
Cipla	9,982	178,271

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Dr Reddy’s Laboratories	9,590	$155,532
Sun Pharmaceutical Industries	18,314	403,517
		872,152
Industrials — 0.7%
Larsen & Toubro	12,141	511,606

Information Technology — 4.5%
HCL Technologies	22,020	493,159
Infosys ADR	64,672	1,417,610
Tata Consultancy Services	16,003	765,404
Tech Mahindra	12,640	251,903
Wipro	61,140	215,562
		3,143,638
Materials — 1.7%
Asian Paints	8,196	218,399
Grasim Industries	5,527	157,694
Hindalco Industries	34,131	240,174
JSW Steel	14,477	152,441
UltraTech Cement	1,967	262,524
UPL	9,107	53,293
Vedanta	22,222	115,362
		1,199,887
Utilities — 1.0%
GAIL India	51,399	114,657
NTPC	82,022	319,365
Power Grid Corp of India	80,267	289,421
		723,443
TOTAL INDIA		15,626,368

INDONESIA — 2.7%
Communication Services — 0.3%
Telkom Indonesia Persero	1,124,300	189,304

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	153,900	45,515
Unilever Indonesia	158,900	18,610
		64,125
Energy — 0.2%
Adaro Energy Indonesia	564,400	85,212
United Tractors	35,300	58,724
		143,936

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 1.9%
Bank Central Asia	1,062,300	$638,568
Bank Mandiri Persero	878,500	311,118
Bank Negara Indonesia Persero	327,600	88,541
Bank Rakyat Indonesia Persero	1,221,100	309,543
		1,347,770
Industrials — 0.2%
Astra International	487,800	148,507

TOTAL INDONESIA		1,893,642

MALAYSIA — 2.6%
Communication Services — 0.2%
CelcomDigi Bhd	72,600	58,775
Maxis	72,600	59,262
		118,037
Consumer Discretionary — 0.1%
Genting	47,600	41,091

Consumer Staples — 0.1%
SD Guthrie	55,100	60,996

Financials — 1.5%
CIMB Group Holdings	200,955	368,518
Hong Leong Bank	12,700	58,395
Malayan Banking	136,616	312,859
Public Bank	316,400	322,662
		1,062,434
Health Care — 0.1%
IHH Healthcare	47,600	77,710

Materials — 0.1%
Petronas Chemicals Group	72,600	83,941

Utilities — 0.5%
Petronas Gas	12,400	49,029
Tenaga Nasional	90,000	300,704
		349,733
TOTAL MALAYSIA		1,793,942

MEXICO — 3.4%
Communication Services — 0.4%
America Movil	384,800	276,671

Consumer Staples — 1.0%
Fomento Economico Mexicano	40,200	343,559

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Grupo Bimbo, Ser A	27,200	$72,262
Wal-Mart de Mexico	104,800	276,658
		692,479
Financials — 0.6%
Grupo Financiero Banorte, Cl O	55,100	355,015
Grupo Financiero Inbursa, Cl O *	37,100	77,420
		432,435
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	10,080	177,693
Grupo Aeroportuario del Sureste, Cl B	6,425	165,217
		342,910
Materials — 0.8%
Cemex	305,800	171,778
Grupo Mexico	55,100	262,161
Southern Copper	1,776	161,847
		595,786
Real Estate — 0.1%
Fibra Uno Administracion †	69,000	68,759

TOTAL MEXICO		2,409,040

PERU — 0.7%
Financials — 0.4%
Credicorp	1,620	296,978

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	13,878	159,875

TOTAL PERU		456,853

PHILIPPINES — 1.0%
Financials — 0.2%
BDO Unibank	66,224	164,859

Industrials — 0.4%
Ayala	7,800	80,771
JG Summit	98,535	35,005
SM Investments	7,800	121,224
		237,000
Real Estate — 0.4%
Ayala Land	269,700	122,157

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
SM Prime	368,300	$160,130
		282,287
TOTAL PHILIPPINES		684,146

POLAND — 1.6%
Communication Services — 0.1%
CD Projekt	1,475	68,365

Consumer Discretionary — 0.3%
LPP	61	229,640

Energy — 0.1%
ORLEN	6,846	78,229

Financials — 1.0%
Bank Polska Kasa Opieki	4,039	134,842
Powszechna Kasa Oszczednosci Bank Polski	20,191	292,116
Powszechny Zaklad Ubezpieczen	14,669	162,792
Santander Bank Polska	781	86,521
		676,271
Materials — 0.1%
KGHM Polska Miedz	2,816	78,400

TOTAL POLAND		1,130,905

QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan	95,608	64,675
Qatar Islamic Bank QPSC	28,035	164,468
Qatar National Bank	99,395	471,996
		701,139
Industrials — 0.2%
Industries Qatar	44,590	162,513

TOTAL QATAR		863,652

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	22,869	167,233
TOTAL ROMANIA		167,233

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A) (B)	3,839	—

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
X5 Retail Group GDR * (A) (B)	915	$—

Energy — 0.0%
Gazprom PJSC * (A) (B)	89,700	—
LUKOIL PJSC (A) (B)	3,729	—
Novatek PJSC GDR * (A) (B)	756	—
Rosneft Oil PJSC (A) (B)	10,270	—
Tatneft PJSC (A) (B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC (A) (B)	99,330	—

Materials — 0.0%
Alrosa PJSC (A) (B)	18,910	—
GMK Norilskiy Nickel PAO (A) (B)	67,000	—
Novolipetsk Steel PJSC (A) (B)	8,860	—
Severstal PAO (A) (B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 5.8%
Communication Services — 0.4%
MTN Group	34,266	167,045
Vodacom Group	17,985	96,606
		263,651
Consumer Discretionary — 1.4%
Naspers, Cl N	3,793	838,846
Woolworths Holdings	37,765	124,782
		963,628
Consumer Staples — 0.6%
Bid	6,846	156,210
Clicks Group	4,108	81,224
Shoprite Holdings	13,066	203,918
		441,352
Energy — 0.1%
Exxaro Resources	10,915	91,363

Financials — 2.7%
Absa Group	14,676	147,577
Capitec Bank	2,121	352,302
Discovery	14,594	150,635
FirstRand	91,459	368,162
Nedbank Group	9,252	138,123

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Old Mutual	174,788	$115,877
Remgro	17,837	146,609
Sanlam	29,739	136,922
Standard Bank Group	26,925	316,422
		1,872,629
Industrials — 0.1%
Bidvest Group	5,480	76,572

Materials — 0.5%
Anglo American Platinum	1,429	43,086
Gold Fields	21,782	285,232
Sasol	11,367	50,161
		378,479
TOTAL SOUTH AFRICA		4,087,674

SOUTH KOREA — 14.7%
Communication Services — 0.7%
Kakao	5,229	135,684
NAVER	2,567	346,824
NCSoft	378	47,014
		529,522
Consumer Discretionary — 1.8%
Coway	880	39,990
Hyundai Mobis	1,401	225,070
Hyundai Motor	3,064	441,238
Kia	6,104	417,534
LG Electronics	2,325	131,873
		1,255,705
Consumer Staples — 0.5%
Amorepacific	856	60,937
KT&G	3,437	250,044
LG H&H	203	42,058
		353,039
Energy — 0.3%
HD Hyundai	2,144	115,345
SK Innovation *	1,325	100,805
S-Oil	756	28,141
		244,291
Financials — 2.2%
DB Insurance	830	57,959
Hana Financial Group	7,339	283,161
Industrial Bank of Korea	4,262	41,486

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
KB Financial Group	6,416	$361,299
Samsung Fire & Marine Insurance	1,106	269,335
Samsung Life Insurance *	1,152	74,184
Shinhan Financial Group	9,360	302,961
Woori Financial Group	12,287	128,282
		1,518,667
Health Care — 0.9%
Celltrion	3,154	401,734
Samsung Biologics *	355	228,845
		630,579
Industrials — 2.0%
Hyundai Glovis	2,884	231,363
Korea Aerospace Industries	3,714	138,504
Korea Shipbuilding & Offshore Engineering *	632	97,881
LG	2,665	130,340
LG Energy Solution *	1,012	239,226
Samsung C&T	2,375	185,205
Samsung Heavy Industries *	23,023	176,721
SK	954	85,216
SK Square *	1,768	95,237
		1,379,693
Information Technology — 5.3%
LG Display *	3,616	22,426
Samsung Electro-Mechanics	1,628	136,906
Samsung Electronics	65,632	2,371,784
Samsung SDI	1,102	185,270
Samsung SDS	576	50,004
SK Hynix	8,173	965,448
		3,731,838
Materials — 0.8%
Korea Zinc	128	87,469
LG Chemical	979	166,254
Lotte Chemical	303	12,308
POSCO Holdings	1,668	287,225
		553,256
Utilities — 0.2%
Korea Electric Power *	10,378	141,344

TOTAL SOUTH KOREA		10,337,934

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TAIWAN — 31.0%
Communication Services — 1.2%
Chunghwa Telecom	99,000	$372,935
Far EasTone Telecommunications	73,000	199,064
Taiwan Mobile	73,000	252,726
		824,725
Consumer Staples — 0.6%
President Chain Store	25,000	200,552
Uni-President Enterprises	99,000	244,296
		444,848
Financials — 5.8%
Cathay Financial Holding	148,000	308,329
Chailease Holding	50,607	174,430
Chang Hwa Commercial Bank	391,282	213,039
CTBC Financial Holding	368,000	438,890
E.Sun Financial Holding	322,735	265,299
First Financial Holding	326,103	269,560
Fubon Financial Holding	144,668	398,466
Hua Nan Financial Holdings	255,091	203,469
KGI Financial Holding	450,000	236,087
Mega Financial Holding	209,516	247,320
Shanghai Commercial & Savings Bank	153,000	184,807
Shin Kong Financial Holding *	746,000	268,505
SinoPac Financial Holdings	179,591	125,445
Taishin Financial Holding	353,312	187,516
Taiwan Cooperative Financial Holding	288,882	214,121
Yuanta Financial Holding	307,310	318,704
		4,053,987
Industrials — 0.3%
Far Eastern New Century	222,000	213,979

Information Technology — 22.0%
Accton Technology	9,000	212,204
ASE Technology Holding	77,000	380,484
Asustek Computer	19,000	356,998
AUO	199,600	89,193
Catcher Technology	25,000	147,936
Delta Electronics	39,000	512,117
Hon Hai Precision Industry	203,000	1,139,319
Innolux	224,400	98,221
Lite-On Technology	99,000	300,462
MediaTek	25,000	1,079,016
Novatek Microelectronics	16,000	244,994
Pegatron	76,000	213,040

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Quanta Computer	58,000	$507,740
Taiwan Semiconductor Manufacturing	302,000	9,902,545
United Microelectronics	198,000	259,998
		15,444,267
Materials — 1.1%
Asia Cement	99,000	121,997
China Steel	326,000	195,394
Formosa Chemicals & Fibre	75,000	62,453
Formosa Plastics	99,000	107,200
Nan Ya Plastics	124,000	113,090
TCC Group Holdings	147,404	142,528
		742,662
TOTAL TAIWAN		21,724,468

THAILAND — 1.8%
Communication Services — 0.3%
Advanced Info Service	23,500	197,815
		197,815
Consumer Staples — 0.3%
CP ALL	125,200	204,719
		204,719
Energy — 0.5%
PTT	256,400	238,765
PTT Exploration & Production	35,200	122,857
		361,622
Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	230,500	165,633
		165,633
Industrials — 0.3%
Airports of Thailand	114,400	199,642
		199,642
Materials — 0.1%
PTT Global Chemical	62,500	44,728
Siam Cement	12,200	60,115
		104,843
Real Estate — 0.1%
Central Pattana	35,200	58,847
		58,847
TOTAL THAILAND		1,293,121

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TÜRKIYE — 0.9%
Consumer Staples — 0.4%
BIM Birlesik Magazalar	17,095	$255,503

Energy — 0.2%
Turkiye Petrol Rafinerileri	34,228	137,355

Financials — 0.3%
Akbank	122,312	224,316

TOTAL TÜRKIYE		617,174

UNITED ARAB EMIRATES — 1.3%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	53,501	237,714

Financials — 0.7%
Abu Dhabi Commercial Bank PJSC	54,295	154,028
First Abu Dhabi Bank PJSC	80,020	299,336
		453,364
Real Estate — 0.3%
Emaar Properties PJSC	59,940	209,698

TOTAL UNITED ARAB EMIRATES		900,776

UNITED KINGDOM — 0.3%
Materials — 0.3%
Anglogold Ashanti	8,065	179,935
TOTAL UNITED KINGDOM		179,935

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	14,800	86,962
TOTAL UNITED STATES		86,962

TOTAL COMMON STOCK (Cost $66,064,025)		68,478,038

PREFERRED STOCK — 2.6%
BRAZIL — 1.7%
Energy — 0.7%
Petroleo Brasileiro (C)	82,500	483,287

Financials — 0.9%
Banco Bradesco (C)	42,471	79,472
Itau Unibanco Holding (C)	79,600	395,948
Itausa (C)	110,330	157,694
		633,114

Schedule of Investments (Unaudited) December 31, 2024

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK (continued)
Materials — 0.1%
Gerdau (C)	21,290	$62,514

Utilities — 0.0%
Cia Energetica de Minas Gerais (C)	26,500	47,657

TOTAL BRAZIL		1,226,572

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile (C)	3,101	114,121

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia (C)	7,516	60,018

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)(C)	50,900	—

SOUTH KOREA — 0.6%
Information Technology — 0.6%
Samsung Electronics (C)	13,434	403,344

TOTAL PREFERRED STOCK (Cost $2,323,818)		1,804,055

TOTAL INVESTMENTS — 100.3% (Cost $68,387,843)		70,282,093
OTHER ASSETS LESS LIABILITIES – (0.3)%		(197,750)
NET ASSETS - 100%		$70,084,343

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-014-1200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
UNITED STATES — 99.8%
Communication Services — 9.4%
Alphabet, Cl C	6,268	$1,193,678
Comcast, Cl A	11,070	415,457
Meta Platforms, Cl A	1,174	687,389
Netflix *	136	121,219
Verizon Communications	10,603	424,014
		2,841,757
Consumer Discretionary — 6.5%
Amazon.com *	4,865	1,067,332
Dick’s Sporting Goods	393	89,934
Home Depot	1,653	643,001
McDonald’s	598	173,354
		1,973,621
Consumer Staples — 8.2%
Altria Group	10,073	526,717
Cal-Maine Foods	4,893	503,588
Coca-Cola	1,455	90,588
Colgate-Palmolive	1,453	132,092
Conagra Brands	7,007	194,444
Flowers Foods	11,537	238,355
General Mills	646	41,195
Kimberly-Clark	3,191	418,149
Philip Morris International	620	74,617
Procter & Gamble	1,572	263,546
		2,483,291
Energy — 6.1%
Chevron	1,926	278,962
DT Midstream	4,448	442,265
Enterprise Products Partners	6,239	195,655
Hess Midstream, Cl A	12,435	460,468
ONEOK	1,016	102,006
Phillips 66	2,008	228,772
Plains GP Holdings, Cl A	8,593	157,939
		1,866,067
Financials — 10.1%
Aflac	992	102,613
Allstate	708	136,495
Annaly Capital Management †	6,712	122,830
Citizens Financial Group	904	39,559
CME Group, Cl A	627	145,608
Goldman Sachs Group	938	537,118
JPMorgan Chase	1,489	356,928

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Morgan Stanley	1,868	$234,845
Regions Financial	3,072	72,253
T Rowe Price Group	3,530	399,208
Virtu Financial, Cl A	5,181	184,858
Visa, Cl A	862	272,426
Western Union	43,041	456,235
		3,060,976
Health Care — 9.1%
AbbVie	1,997	354,867
Amgen	845	220,241
Bristol-Myers Squibb	9,088	514,017
CVS Health	558	25,049
Eli Lilly	67	51,724
Gilead Sciences	5,532	510,991
Johnson & Johnson	870	125,819
McKesson	174	99,164
Merck	2,977	296,152
Pfizer	17,136	454,618
Thermo Fisher Scientific	215	111,850
		2,764,492
Industrials — 13.6%
Automatic Data Processing	1,751	512,570
Cummins	791	275,743
Fastenal	5,985	430,381
General Dynamics	150	39,524
Illinois Tool Works	1,697	430,291
Lockheed Martin	719	349,391
Maximus	5,143	383,925
MSC Industrial Direct, Cl A	2,108	157,447
Paychex	3,416	478,992
Powell Industries	331	73,366
Robert Half	2,603	183,407
Snap-on	538	182,640
Union Pacific	1,137	259,281
United Parcel Service, Cl B	2,987	376,661
		4,133,619
Information Technology — 25.7%
Amphenol, Cl A	7,201	500,109
Apple	6,949	1,740,168
AppLovin, Cl A *	194	62,823
Cisco Systems	10,268	607,866
International Business Machines	1,702	374,151
Microsoft	4,144	1,746,696

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
NVIDIA	16,582	$2,226,797
Oracle	319	53,158
Texas Instruments	2,592	486,026
		7,797,794
Materials — 3.5%
Air Products and Chemicals	1,543	447,532
Dow	7,536	302,419
Packaging Corp of America	1,454	327,339
		1,077,290
Real Estate — 2.2%
Public Storage †	1,380	413,227
Simon Property Group †	1,472	253,493
		666,720
Utilities — 5.4%
American Electric Power	1,967	181,416
Consolidated Edison	2,639	235,478
Duke Energy	456	49,130
Entergy	3,913	296,684
ONE Gas	2,321	160,729
Public Service Enterprise Group	2,347	198,298
Spire	1,116	75,698
WEC Energy Group	4,728	444,621
		1,642,054
TOTAL UNITED STATES		30,307,681

TOTAL COMMON STOCK (Cost $26,813,882)		30,307,681

TOTAL INVESTMENTS — 99.8% (Cost $26,813,882)		30,307,681
OTHER ASSETS LESS LIABILITIES – 0.2%		66,586
NET ASSETS - 100%		$30,374,267

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-026-0800

Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF†

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 66.5%
U.S. Treasury Bills
4.423%, 01/16/2025 (A)	$27,000,000	$26,955,553
4.390%, 01/30/2025 (A)	50,000,000	49,835,597
4.372%, 01/02/2025 (A)	53,000,000	53,000,000
4.238%, 02/13/2025 (A)	43,000,000	42,787,375
4.219%, 02/27/2025 (A)	50,000,000	49,671,778

TOTAL U.S. TREASURY OBLIGATIONS (Cost $222,220,795)		222,250,303

TOTAL INVESTMENTS — 66.5% (Cost $222,220,795)		222,250,303
OTHER ASSETS LESS LIABILITIES – 33.5%		112,019,451
NET ASSETS - 100%		$334,269,754

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Canadian 10-Year Bond	596	Mar-2025	$51,325,373	$50,836,941	$260,461
Euro-Bund 10-Year Bond	354	Mar-2025	49,888,302	48,931,271	(500,672)
Gold ^	85	Feb-2025	22,060,077	22,448,500	388,423
Live Cattle ^	301	Feb-2025	22,410,449	23,068,640	658,191
			145,684,201	145,285,352	806,403
Short Contracts
AUD Currency	(828)	Mar-2025	(52,715,932)	(51,253,200)	1,462,731
British Pound	(680)	Mar-2025	(54,084,246)	(53,137,750)	946,496
CAD Currency	(754)	Mar-2025	(53,243,648)	(52,572,650)	670,998
Copper ^	(219)	Mar-2025	(23,017,451)	(22,045,088)	972,364
Corn ^	(1,047)	Mar-2025	(22,813,177)	(24,002,475)	(1,189,298)
Euro FX	(407)	Mar-2025	(53,585,078)	(52,851,494)	733,585
Gasoline ^	(280)	Mar-2025	(23,919,847)	(23,862,216)	57,631
Japanese 10-Year Bond	(87)	Mar-2025	(81,135,891)	(78,460,072)	223,126
Japanese Yen	(638)	Mar-2025	(52,817,000)	(51,119,750)	1,697,250
Long Gilt 10-Year Bond	(694)	Mar-2025	(82,675,514)	(80,287,109)	2,154,561
Natural Gas ^	(697)	Mar-2025	(19,700,345)	(21,593,060)	(1,892,715)
NY Harbor ULSD ^	(248)	Mar-2025	(23,712,489)	(23,898,470)	(185,982)
Soybean ^	(455)	Mar-2025	(22,970,598)	(22,988,875)	(18,277)
Sugar No. 11 ^	(46)	Mar-2025	(992,109)	(992,275)	(166)
Swiss Franc	(376)	Mar-2025	(53,648,127)	(52,184,100)	1,464,027
Ultra 10-Year U.S. Treasury Note	(739)	Mar-2025	(84,056,500)	(82,259,938)	1,796,563
Wheat ^	(828)	Mar-2025	(22,933,173)	(22,832,100)	101,073
WTI Crude Oil ^	(336)	Mar-2025	(22,825,435)	(23,940,000)	(1,114,565)
			(750,846,560)	(740,280,622)	7,879,402
			$(605,162,359)	$(594,995,270)	$8,685,805

Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares Mount Lucas Managed Futures Index Strategy ETF† (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of December 31, 2024.
†	Formerly KFA Mount Lucas Managed Futures Index Strategy ETF, effective August 1, 2024.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

KRS-QH-025-0800

Schedule of Investments (Unaudited) December 31, 2024

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
CHINA — 99.6%
Consumer Discretionary — 4.8%
Beijing Roborock Technology, Cl A	33,435	$998,701
Ninebot	113,574	734,831
Tianneng Battery Group, Cl A	30,791	114,164
		1,847,696
Consumer Staples — 0.8%
Bloomage Biotechnology, Cl A	43,592	303,063

Health Care — 9.6%
APT Medical, Cl A	13,221	670,513
iRay Technology, Cl A	16,184	210,680
MGI Tech, Cl A *	47,119	300,306
Shanghai Junshi Biosciences, Cl A *	121,378	451,851
Shanghai United Imaging Healthcare, Cl A	93,233	1,605,210
Sichuan Biokin Pharmaceutical, Cl A *	18,145	473,873
		3,712,433
Industrials — 2.8%
AVIC Chengdu UAS, Cl A	45,816	251,375
Baimtec Material, Cl A	30,544	232,320
Sany Renewable Energy, Cl A	55,495	233,424
Zhuzhou CRRC Times Electric, Cl A	58,977	384,959
		1,102,078
Information Technology — 79.0%
ACM Research Shanghai, Cl A	19,853	270,422
Advanced Micro-Fabrication Equipment China, Cl A	98,567	2,539,662
Amlogic Shanghai, Cl A *	75,791	709,028
ASR Microelectronics, Cl A *	47,320	348,640
Beijing Kingsoft Office Software, Cl A	52,323	2,041,107
Biwin Storage Technology, Cl A *	68,298	576,507
Cambricon Technologies, Cl A *	47,225	4,232,657
China Railway Signal & Communication, Cl A	585,154	498,953
China Resources Microelectronics, Cl A	119,779	769,920
CSI Solar, Cl A	333,785	571,047
Everdisplay Optronics Shanghai, Cl A *	938,851	296,688
GalaxyCore, Cl A	176,516	323,146
Guobo Electronics, Cl A	17,530	117,862
Hangzhou EZVIZ Network, Cl A	35,635	146,540
Hwatsing Technology, Cl A	32,136	713,457
Hygon Information Technology, Cl A	210,353	4,291,872
Jinko Solar, Cl A	905,474	876,922
Loongson Technology, Cl A *	36,291	653,895
Montage Technology, Cl A	258,500	2,390,812
National Silicon Industry Group, Cl A	372,931	956,012

Schedule of Investments (Unaudited) December 31, 2024

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Nexchip Semiconductor, Cl A *	181,556	$577,200
Piotech, Cl A	31,485	659,034
Qi An Xin Technology Group, Cl A *	62,008	226,612
Shanghai BOCHU Electronic Technology, Cl A	18,594	491,982
Shanghai Fudan Microelectronics Group, Cl A	72,590	379,586
Shenzhen Transsion Holdings, Cl A	103,202	1,335,448
SICC, Cl A *	38,889	271,214
SUPCON Technology, Cl A	143,098	968,151
Trina Solar, Cl A	246,542	648,132
United Nova Technology, Cl A *	958,275	669,611
Verisilicon Microelectronics Shanghai, Cl A *	79,244	565,928
Xinjiang Daqo New Energy, Cl A	145,606	478,775
		30,596,822
Materials — 2.6%
Cathay Biotech, Cl A	65,995	348,785
Western Superconducting Technologies, Cl A	102,891	600,121
Zhongfu Shenying Carbon Fiber, Cl A	22,399	60,807
		1,009,713
TOTAL CHINA		38,571,805

TOTAL COMMON STOCK (Cost $40,106,606)		38,571,805

TOTAL INVESTMENTS — 99.6% (Cost $40,106,606)		38,571,805
OTHER ASSETS LESS LIABILITIES – 0.4%		148,314
NET ASSETS - 100%		$38,720,119

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-024-0800

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 91.9% ‡
CHINA — 90.7%
Communication Services — 24.7%
Baidu, Cl A *	33,450	$356,119
Bilibili, Cl Z *	14,020	256,289
China Literature *	21,400	69,424
Kingsoft	43,200	187,138
Kuaishou Technology, Cl B *	103,200	549,349
NetEase	31,305	557,755
Tencent Holdings	19,600	1,052,170
		3,028,244
Consumer Discretionary — 40.3%
Alibaba Group Holding	95,100	1,008,791
Haier Smart Home, Cl A	116,226	411,462
JD.com, Cl A	32,459	568,287
Li Auto, Cl A *	43,700	528,533
Meituan, Cl B *	47,380	925,282
Midea Group *	23,100	224,667
NIO, Cl A *	16,530	74,053
Tongcheng Travel Holdings	69,200	162,133
Trip.com Group *	8,150	566,559
XPeng, Cl A *	76,800	461,218
		4,930,985
Consumer Staples — 3.2%
Alibaba Health Information Technology *	316,000	135,057
East Buy Holding *	22,500	52,079
JD Health International *	54,600	197,512
		384,648
Financials — 0.5%
ZhongAn Online P&C Insurance, Cl H *	41,400	62,783

Information Technology — 22.0%
BYD Electronic International	36,000	194,878
Hua Hong Semiconductor	31,000	86,400
Kingdee International Software Group *	143,000	157,029
Lenovo Group	390,000	506,079
SenseTime Group, Cl B *	1,168,000	224,038
Sunny Optical Technology Group	36,940	327,412
Xiaomi, Cl B *	270,400	1,200,935
		2,696,771
TOTAL CHINA		11,103,431

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 1.2%
Information Technology — 1.2%
ASMPT	15,200	$146,561
TOTAL HONG KONG		146,561

TOTAL COMMON STOCK (Cost $10,575,065)		11,249,992

TOTAL INVESTMENTS — 91.9% (Cost $10,575,065)		11,249,992
OTHER ASSETS LESS LIABILITIES – 8.1%		995,749
NET ASSETS - 100%		$12,245,741

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-028-0800

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.1%
KraneShares MSCI All China Index ETF (A)	132,306	$2,716,176
KraneShares MSCI Emerging Markets ex China Index ETF (A)	65,711	1,821,088
TOTAL EXCHANGE - TRADED FUNDS (Cost $4,385,345)		4,537,264

TOTAL INVESTMENTS — 99.1% (Cost $4,385,345)		4,537,264
OTHER ASSETS LESS LIABILITIES – 0.9%		41,292
NET ASSETS - 100%		$4,578,556

(A)	Affiliated Investment.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares MSCI All China Index ETF
$2,027,280	$413,544	$(16,282)	$292,869	$(1,235)	$2,716,176	$63,230	$—
KraneShares MSCI Emerging Markets ex China Index ETF
1,668,176	291,803	(30,740)	(109,453)	1,302	1,821,088	61,693	—
$3,695,456	$705,347	$(47,022)	$183,416	$67	$4,537,264	$124,923	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-038-0300

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 96.4% ‡
CHINA — 0.5%
Consumer Discretionary — 0.5%
Chow Tai Fook Jewellery Group	37,200	$32,230
TOTAL CHINA		32,230

DENMARK — 4.4%
Consumer Discretionary — 4.4%
Pandora	1,588	290,407
TOTAL DENMARK		290,407

FRANCE — 34.0%
Consumer Discretionary — 21.1%
Hermes International	194	466,458
Kering	1,130	278,779
LVMH Moet Hennessy Louis Vuitton	957	629,762
		1,374,999
Consumer Staples — 8.4%
L’Oreal	1,536	543,720

Health Care — 4.5%
EssilorLuxottica	1,206	294,220

TOTAL FRANCE		2,212,939

GERMANY — 0.9%
Consumer Discretionary — 0.9%
HUGO BOSS	1,264	58,611
TOTAL GERMANY		58,611

ITALY — 11.1%
Consumer Discretionary — 11.1%
Brunello Cucinelli	811	88,514
Ferrari	639	272,878
Moncler	5,339	281,844
PRADA	10,300	79,756
TOTAL ITALY		722,992

JAPAN — 7.0%
Consumer Staples — 7.0%
Kao	6,600	268,267
Shiseido	10,700	189,714
TOTAL JAPAN		457,981

SWITZERLAND — 10.0%
Consumer Discretionary — 10.0%
Cie Financiere Richemont, Cl A	3,479	529,384

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Swatch Group	666	$121,258
TOTAL SWITZERLAND		650,642

UNITED KINGDOM — 1.2%
Consumer Discretionary — 1.2%
Burberry Group	6,502	79,802
TOTAL UNITED KINGDOM		79,802

UNITED STATES — 27.3%
Consumer Discretionary — 21.0%
Capri Holdings *	5,001	105,321
Deckers Outdoor *	1,424	289,200
Ralph Lauren, Cl A	826	190,790
Samsonite International	32,700	90,927
Signet Jewelers	953	76,917
Tapestry	4,649	303,719
Vail Resorts	765	143,399
VF	7,825	167,925
		1,368,198
Consumer Staples — 6.3%
Coty, Cl A *	9,315	64,832
Estee Lauder, Cl A	3,953	296,396
Inter Parfums	361	47,475
		408,703
TOTAL UNITED STATES		1,776,901

TOTAL COMMON STOCK (Cost $6,437,715)		6,282,505

TOTAL INVESTMENTS — 96.4% (Cost $6,437,715)		6,282,505
OTHER ASSETS LESS LIABILITIES – 3.6%		234,522
NET ASSETS - 100%		$6,517,027

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-039-0300

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Artificial Intelligence

	Shares	Value
COMMON STOCK — 99.9% ‡
GERMANY — 2.9%
Information Technology — 2.9%
SAP	1,354	$331,308
TOTAL GERMANY		331,308

NETHERLANDS — 1.7%
Information Technology — 1.7%
ASML Holding	272	191,159
TOTAL NETHERLANDS		191,159

SOUTH KOREA — 1.6%
Information Technology — 1.6%
SK Hynix	1,534	181,206
TOTAL SOUTH KOREA		181,206

TAIWAN — 3.1%
Information Technology — 3.1%
MediaTek	2,000	86,321
Taiwan Semiconductor Manufacturing	8,000	262,319
TOTAL TAIWAN		348,640

UNITED STATES — 90.6%
Communication Services — 13.0%
Alphabet, Cl A	2,162	409,267
Meta Platforms, Cl A	1,453	850,746
ROBLOX, Cl A *	3,650	211,189
		1,471,202
Consumer Discretionary — 11.1%
Amazon.com *	2,703	593,011
Duolingo, Cl A *	837	271,380
Tesla *	989	399,398
		1,263,789
Industrials — 1.3%
Vertiv Holdings, Cl A	1,298	147,466

Information Technology — 65.2%
Adobe *	661	293,933
Advanced Micro Devices *	883	106,658
Apple	2,104	526,884
Arista Networks *	1,648	182,153
ARM Holdings ADR *	1,038	128,048
Broadcom	1,578	365,844
Cloudflare, Cl A *	2,127	229,035
Datadog, Cl A *	1,754	250,629

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Artificial Intelligence (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Elastic *	2,749	$272,371
Gitlab, Cl A *	2,972	167,472
Intuit	455	285,967
Marvell Technology	1,859	205,327
Micron Technology	1,123	94,512
Microsoft	2,034	857,331
MongoDB, Cl A *	527	122,691
NVIDIA	3,941	529,237
Oracle	1,360	226,631
Palantir Technologies, Cl A *	3,934	297,528
Palo Alto Networks *	1,186	215,805
Pure Storage, Cl A *	3,342	205,299
QUALCOMM	770	118,287
Salesforce	1,349	451,011
ServiceNow *	398	421,928
Snowflake, Cl A *	1,876	289,673
Synopsys *	223	108,235
Workday, Cl A *	897	231,453
Zscaler *	1,222	220,461
		7,404,403
TOTAL UNITED STATES		10,286,860

TOTAL COMMON STOCK (Cost $10,662,937)		11,339,173

TOTAL INVESTMENTS — 99.9% (Cost $10,662,937)		11,339,173
OTHER ASSETS LESS LIABILITIES – 0.1%		7,321
NET ASSETS - 100%		$11,346,494

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-043-0200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 98.6%
AUSTRALIA — 3.5%
Financials — 3.0%
Commonwealth Bank of Australia
5.180%, 3/14/2025, SOFRRATE + 0.740% (A)	$1,000,000	$1,001,182
2.296%, 03/14/2025	1,000,000	995,479
National Australia Bank
5.269%, 5/13/2025, SOFRRATE + 0.760% (A)	1,000,000	1,001,911
1.388%, 01/12/2025	1,250,000	1,248,916
Westpac Banking
3.735%, 08/26/2025	1,400,000	1,392,415
2.350%, 02/19/2025	1,174,000	1,170,334
		6,810,237
Real Estate — 0.5%
Macquarie Bank
5.733%, 3/21/2025, SOFRRATE + 1.310% (A)	1,000,000	1,002,279

TOTAL AUSTRALIA		7,812,516

CANADA — 11.0%
Communication Services — 0.4%
Rogers Communications
2.950%, 03/15/2025	1,000,000	994,510

Consumer Discretionary — 0.2%
Magna International
4.150%, 10/01/2025	500,000	497,685

Financials — 10.4%
Bank of Montreal
5.920%, 09/25/2025	1,000,000	1,009,517
Bank of Montreal, MTN
1.850%, 05/01/2025	1,500,000	1,486,026
1.500%, 01/10/2025	1,000,000	999,163
Bank of Nova Scotia
5.450%, 06/12/2025	2,000,000	2,006,144
2.200%, 02/03/2025	1,000,000	997,465
Bank of Nova Scotia, MTN
3.450%, 04/11/2025	2,000,000	1,991,975
Canadian Imperial Bank of Commerce
5.273%, 4/7/2025, SOFRINDX + 0.940% (A)	1,000,000	1,001,886
5.144%, 04/28/2025	500,000	500,810
2.250%, 01/28/2025	1,000,000	998,098
Federation des Caisses Desjardins du Quebec
2.050%, 02/10/2025	1,200,000	1,196,510
National Bank of Canada
5.250%, 01/17/2025	1,000,000	1,000,220
Royal Bank of Canada, MTN
4.950%, 04/25/2025	2,000,000	2,002,602
3.375%, 04/14/2025	1,000,000	996,669

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
1.150%, 06/10/2025	$1,000,000	$984,730
Toronto-Dominion Bank, MTN
3.766%, 06/06/2025	2,000,000	1,992,572
1.450%, 01/10/2025	1,000,000	999,255
1.150%, 06/12/2025	2,100,000	2,067,990
0.750%, 09/11/2025	1,000,000	973,427
		23,205,059
TOTAL CANADA		24,697,254

FINLAND — 0.6%
Financials — 0.6%
Nordea Bank Abp
3.600%, 06/06/2025	1,400,000	1,393,271

FRANCE — 1.7%
Financials — 1.7%
Banque Federative du Credit Mutuel
0.998%, 02/04/2025	1,000,000	996,613
BNP Paribas
3.375%, 01/09/2025	248,000	247,937
BPCE
5.029%, 01/15/2025	1,000,000	1,000,075
2.375%, 01/14/2025	1,000,000	999,167
Credit Agricole
4.375%, 03/17/2025	135,000	134,715
Societe Generale
4.250%, 04/14/2025	274,390	273,440
Societe Generale, MTN
4.351%, 06/13/2025	100,000	99,802
TOTAL FRANCE		3,751,749

GERMANY — 1.7%
Consumer Discretionary — 0.8%
BMW US Capital
3.900%, 04/09/2025	83,000	82,807
3.250%, 04/01/2025	471,000	469,307
Mercedes-Benz Finance North America
4.950%, 03/30/2025	1,305,000	1,305,285
		1,857,399
Consumer Staples — 0.4%
EMD Finance
3.250%, 03/19/2025	1,000,000	996,423

Financials — 0.5%
Deutsche Bank
4.500%, 04/01/2025	100,000	99,850
Deutsche Bank NY
4.162%, 05/13/2025	1,000,000	997,157
		1,097,007
TOTAL GERMANY		3,950,829

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
HONG KONG — 0.4%
Diversified — 0.4%
Swire Pacific Financing, MTN
3.875%, 09/21/2025	$1,000,000	$992,093

JAPAN — 3.7%
Consumer Discretionary — 0.4%
Honda Motor
2.271%, 03/10/2025	1,000,000	995,339

Financials — 3.3%
Mitsubishi UFJ Financial Group
3.777%, 03/02/2025	1,000,000	997,898
2.193%, 02/25/2025	848,590	845,337
1.412%, 07/17/2025	1,000,000	982,385
Nomura Holdings
2.648%, 01/16/2025	1,000,000	999,077
Sumitomo Mitsui Financial Group
2.348%, 01/15/2025	1,500,000	1,498,664
1.474%, 07/08/2025	2,000,000	1,966,520
		7,289,881
TOTAL JAPAN		8,285,220

MEXICO — 0.4%
Materials — 0.4%
Southern Copper
3.875%, 04/23/2025	1,000,000	995,015

NETHERLANDS — 1.4%
Financials — 1.4%
Cooperatieve Rabobank UA
5.000%, 01/13/2025	1,000,000	1,000,108
Cooperatieve Rabobank UA, MTN
5.500%, 07/18/2025	1,000,000	1,005,034
3.375%, 05/21/2025	1,100,000	1,094,885
TOTAL NETHERLANDS		3,100,027

SINGAPORE — 0.2%
Financials — 0.2%
United Overseas Bank, MTN
3.059%, 04/07/2025	412,000	409,705

SPAIN — 0.9%
Financials — 0.9%
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	1,000,000	975,082
Banco Santander
2.746%, 05/28/2025	1,000,000	990,423
TOTAL SPAIN		1,965,505

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
SWEDEN — 0.6%
Consumer Staples — 0.5%
Skandinaviska Enskilda Banken
3.700%, 06/09/2025	$1,000,000	$996,096

Financials — 0.1%
Svenska Handelsbanken
3.650%, 06/10/2025	111,000	110,545
Swedbank
3.356%, 04/04/2025	200,000	199,146
		309,691
TOTAL SWEDEN		1,305,787

SWITZERLAND — 1.5%
Financials — 1.5%
UBS
2.950%, 04/09/2025	1,000,000	995,057
UBS, MTN
3.700%, 02/21/2025	318,000	317,364
UBS Group
3.750%, 03/26/2025	2,000,000	1,994,016
TOTAL SWITZERLAND		3,306,437

UNITED KINGDOM — 2.5%
Communication Services — 0.5%
Vodafone Group
4.125%, 05/30/2025	1,000,000	996,683

Financials — 2.0%
Barclays
3.650%, 03/16/2025	1,000,000	997,387
HSBC Holdings
4.250%, 08/18/2025	1,000,000	996,208
Lloyds Banking Group
4.450%, 05/08/2025	1,000,000	998,187
NatWest Markets
5.798%, 3/22/2025, SOFRRATE + 1.450% (A)	1,000,000	1,002,527
Standard Chartered, MTN
3.200%, 04/17/2025	546,000	542,129
		4,536,438
TOTAL UNITED KINGDOM		5,533,121

UNITED STATES — 68.5%
Communication Services — 4.0%
Alphabet
0.450%, 08/15/2025	1,000,000	976,170
Charter Communications Operating
4.908%, 07/23/2025	1,000,000	998,830
Comcast
3.375%, 08/15/2025	1,000,000	991,446

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Communication Services (continued)
Fox
3.050%, 04/07/2025	$1,000,000	$995,211
Netflix
5.875%, 02/15/2025	2,000,000	2,001,995
T-Mobile USA
3.500%, 04/15/2025	1,000,000	995,488
TWDC Enterprises 18, MTN
3.150%, 09/17/2025	1,000,000	990,041
Walt Disney
3.350%, 03/24/2025	1,000,000	997,202
		8,946,383
Consumer Discretionary — 8.8%
American Honda Finance, MTN
4.600%, 04/17/2025	1,000,000	999,800
1.500%, 01/13/2025	252,000	251,741
AutoZone
3.625%, 04/15/2025	1,266,900	1,262,619
Booking Holdings
3.650%, 03/15/2025	1,000,000	997,774
eBay
1.900%, 03/11/2025	1,000,000	994,049
Ford Motor Credit
5.125%, 06/16/2025	1,000,000	999,386
4.687%, 06/09/2025	2,000,000	1,995,247
4.134%, 08/04/2025	1,000,000	993,810
2.300%, 02/10/2025	545,000	543,181
General Motors Financial
4.300%, 07/13/2025	1,000,000	997,079
2.750%, 06/20/2025	2,000,000	1,980,402
Genuine Parts
1.750%, 02/01/2025	1,000,000	997,314
Harley-Davidson Financial Services
3.350%, 06/08/2025	673,000	667,555
Lennar
4.750%, 05/30/2025	1,000,000	998,828
Marriott International
5.750%, 05/01/2025	600,000	601,206
McDonald’s, MTN
3.300%, 07/01/2025	1,000,000	992,890
NIKE
2.400%, 03/27/2025	1,000,000	994,731
Toyota Motor Credit, MTN
4.660%, 4/14/2025, SOFRRATE + 0.350% (A)	437,000	437,111
3.650%, 08/18/2025	1,000,000	994,723
1.800%, 02/13/2025	1,000,000	996,578
		19,696,024

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 5.0%
Baxalta
4.000%, 06/23/2025	$1,000,000	$996,615
Bunge Finance
1.630%, 08/17/2025	1,000,000	981,027
General Mills
4.000%, 04/17/2025	1,000,000	997,355
J M Smucker
3.500%, 03/15/2025	1,000,000	997,127
Keurig Dr Pepper
4.417%, 05/25/2025	1,000,000	998,177
Mondelez International
1.500%, 05/04/2025	1,000,000	988,621
PepsiCo
3.500%, 07/17/2025	1,000,000	994,637
Roche Holdings
4.952%, 3/10/2025, SOFRRATE + 0.560% (A)	1,000,000	1,000,580
2.132%, 03/10/2025	1,250,000	1,244,216
Target
2.250%, 04/15/2025	1,000,000	992,605
The Campbell’s
3.950%, 03/15/2025	1,000,000	997,691
		11,188,651
Financials — 25.5%
Ally Financial
5.800%, 05/01/2025	1,841,800	1,843,920
American Express
3.950%, 08/01/2025	1,000,000	995,989
2.250%, 03/04/2025	1,700,000	1,694,789
Ameriprise Financial
3.000%, 04/02/2025	1,000,000	995,756
Ares Capital
3.250%, 07/15/2025	2,000,000	1,980,627
Bank of America, MTN
4.000%, 01/22/2025	2,100,000	2,098,949
Bank of New York Mellon, MTN
3.000%, 02/24/2025	1,000,000	997,542
1.600%, 04/24/2025	1,793,000	1,775,644
Capital One Financial
3.200%, 02/05/2025	1,000,000	999,800
Charles Schwab
4.200%, 03/24/2025	1,608,600	1,606,111
3.850%, 05/21/2025	444,500	443,267
Chubb INA Holdings
3.150%, 03/15/2025	1,000,000	996,699
Citibank
5.864%, 09/29/2025	1,000,000	1,008,813

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Citigroup
4.400%, 06/10/2025	$1,100,000	$1,096,689
3.875%, 03/26/2025	2,000,000	1,994,660
Citizens Bank
2.250%, 04/28/2025	210,000	208,269
CME Group
3.000%, 03/15/2025	1,000,000	996,432
CNO Financial Group
5.250%, 05/30/2025	1,000,000	1,000,086
Corebridge Global Funding
0.900%, 09/22/2025	1,000,000	974,010
Discover Financial Services
3.750%, 03/04/2025	1,000,000	997,853
Fifth Third Bancorp
2.375%, 01/28/2025	330,000	329,360
Fifth Third Bank
3.950%, 07/28/2025	1,000,000	995,660
Goldman Sachs Group
3.750%, 05/22/2025	1,000,000	996,342
3.500%, 01/23/2025	2,000,000	1,998,850
JPMorgan Chase
3.900%, 07/15/2025	1,000,000	996,451
3.125%, 01/23/2025	1,346,879	1,345,406
KeyBank
4.150%, 08/08/2025	1,000,000	994,886
3.300%, 06/01/2025	1,000,000	993,444
Manufacturers & Traders Trust
2.900%, 02/06/2025	1,000,000	997,770
Marsh & McLennan
3.500%, 03/10/2025	1,000,000	998,039
Mastercard
2.000%, 03/03/2025	1,000,000	995,605
Metropolitan Life Global Funding I, MTN
2.800%, 03/21/2025	1,000,000	996,193
Metropolitan Life Global Funding I
4.050%, 08/25/2025	1,020,000	1,017,257
Morgan Stanley, MTN
4.000%, 07/23/2025	1,000,000	995,892
New York Life Global Funding
0.950%, 06/24/2025	1,000,000	982,836
PayPal Holdings
1.650%, 06/01/2025	1,000,000	987,005
PNC Bank, MTN
3.250%, 06/01/2025	1,000,000	993,559

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
PNC Bank
3.875%, 04/10/2025	$2,000,000	$1,993,692
Principal Life Global Funding II
1.375%, 01/10/2025	879,000	878,341
Regions Financial
2.250%, 05/18/2025	1,422,800	1,408,504
Santander Holdings USA
3.450%, 06/02/2025	1,000,000	993,922
Truist Bank
1.500%, 03/10/2025	1,300,000	1,291,770
Truist Financial, MTN
3.700%, 06/05/2025	2,100,000	2,090,246
US Bancorp
1.450%, 05/12/2025	2,000,000	1,977,164
US Bank
2.050%, 01/21/2025	1,200,000	1,198,200
Wells Fargo, MTN
3.550%, 09/29/2025	900,000	892,877
3.000%, 02/19/2025	1,000,000	997,700
Western Union
2.850%, 01/10/2025	1,000,000	999,501
		57,042,377
Health Care — 5.6%
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	996,557
Boston Scientific
1.900%, 06/01/2025	2,000,000	1,976,944
Cigna Group
3.250%, 04/15/2025	1,000,000	995,191
CVS Health
3.875%, 07/20/2025	1,000,000	993,589
Elevance Health
2.375%, 01/15/2025	1,000,000	999,134
HCA
5.250%, 04/15/2025	1,000,000	1,001,008
Humana
4.500%, 04/01/2025	1,000,000	998,584
Quest Diagnostics
3.500%, 03/30/2025	1,000,000	996,557
Stryker
1.150%, 06/15/2025	1,608,000	1,582,299
UnitedHealth Group
3.750%, 07/15/2025	1,000,000	995,886
Zimmer Biomet Holdings
3.550%, 04/01/2025	1,000,000	997,122
		12,532,871

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials — 4.9%
Air Lease
3.375%, 07/01/2025	$1,000,000	$992,235
Automatic Data Processing
3.375%, 09/15/2025	1,000,000	992,007
CNH Industrial Capital
3.950%, 05/23/2025	1,000,000	996,525
Cummins
0.750%, 09/01/2025	1,000,000	974,859
Deere
2.750%, 04/15/2025	1,000,000	994,659
John Deere Capital, MTN
4.050%, 09/08/2025	1,000,000	996,662
Otis Worldwide
2.056%, 04/05/2025	1,000,000	992,293
United Parcel Service
3.900%, 04/01/2025	2,000,000	1,996,726
Verisk Analytics
4.000%, 06/15/2025	1,000,000	996,119
WW Grainger
1.850%, 02/15/2025	1,030,000	1,025,627
		10,957,712
Information Technology — 8.4%
Adobe
1.900%, 02/01/2025	900,000	897,720
Apple
2.500%, 02/09/2025	1,500,000	1,496,708
1.125%, 05/11/2025	2,000,000	1,976,160
Applied Materials
3.900%, 10/01/2025	500,000	497,714
Cisco Systems
3.500%, 06/15/2025	1,000,000	995,774
Flex
4.750%, 06/15/2025	1,000,000	998,190
HP
2.200%, 06/17/2025	1,000,000	987,605
Intel
3.400%, 03/25/2025	1,000,000	996,544
Intuit
0.950%, 07/15/2025	1,000,000	980,984
Lam Research
3.800%, 03/15/2025	100,000	99,816
Microsoft
2.700%, 02/12/2025	1,000,000	997,923
NetApp
1.875%, 06/22/2025	1,000,000	984,738

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Information Technology (continued)
Oracle
2.500%, 04/01/2025	$1,000,000	$994,251
QUALCOMM
3.450%, 05/20/2025	1,000,000	995,921
Texas Instruments
1.375%, 03/12/2025	1,000,000	993,774
VeriSign
5.250%, 04/01/2025	2,000,000	1,999,569
VMware
4.500%, 05/15/2025	2,000,000	1,997,101
		18,890,492
Materials — 0.4%
EIDP
1.700%, 07/15/2025	1,000,000	984,221

Real Estate — 5.5%
Alexandria Real Estate Equities
3.450%, 04/30/2025	1,420,000	1,413,013
American Tower
2.950%, 01/15/2025	1,000,000	999,357
AvalonBay Communities, MTN
3.450%, 06/01/2025	1,000,000	994,593
Equinix
1.250%, 07/15/2025	1,000,000	980,717
Essex Portfolio
3.500%, 04/01/2025	1,000,000	996,532
GLP Capital
5.250%, 06/01/2025	1,500,000	1,499,655
Host Hotels & Resorts
4.000%, 06/15/2025	1,000,000	995,690
Kimco Realty OP
3.300%, 02/01/2025	1,000,000	998,423
Realty Income
3.875%, 04/15/2025	1,500,000	1,496,349
Simon Property Group
3.500%, 09/01/2025	1,000,000	992,994
Ventas Realty
3.500%, 02/01/2025	1,000,000	998,271
		12,365,594
Utilities — 0.4%
American Water Capital
3.400%, 03/01/2025	1,000,000	997,164

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
TOTAL UNITED STATES		$153,601,489

TOTAL CORPORATE OBLIGATIONS (Cost $221,082,962)		221,100,018

TOTAL INVESTMENTS — 98.6% (Cost $221,082,962)		221,100,018
OTHER ASSETS LESS LIABILITIES – 1.4%		3,033,230
NET ASSETS - 100%		$224,133,248

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See “Glossary” for abbreviations.

KRS-QH-041-0200

Schedule of Investments (Unaudited) December 31, 2024

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA — 100.0%
Consumer Discretionary — 6.6%
Chongqing Changan Automobile, Cl A	165,200	$300,630
Fuyao Glass Industry Group, Cl A	40,501	344,243
Ningbo Tuopu Group, Cl A	9,800	65,409
		710,282
Financials — 43.4%
Agricultural Bank of China, Cl A	473,800	344,629
Bank of Beijing, Cl A	405,700	339,856
Bank of Chengdu, Cl A	144,700	337,236
Bank of China, Cl A	455,200	341,640
Bank of Communications, Cl A	315,200	333,597
Bank of Jiangsu, Cl A	260,300	348,178
Bank of Nanjing, Cl A	218,000	316,243
Bank of Shanghai, Cl A	275,800	343,740
China CITIC Bank, Cl A	339,600	322,878
China Construction Bank, Cl A	287,100	343,746
China Galaxy Securities, Cl A	148,800	308,687
Huaxia Bank, Cl A	302,500	330,045
Industrial & Commercial Bank of China, Cl A	373,100	351,679
Shanghai Pudong Development Bank, Cl A	239,800	336,109
		4,698,263
Health Care — 2.9%
China Resources Sanjiu Medical & Pharmaceutical, Cl A	52,200	315,269

Industrials — 20.8%
China CSSC Holdings, Cl A	64,600	316,422
China Merchants Expressway Network & Technology Holdings, Cl A	191,700	364,260
COSCO SHIPPING Holdings, Cl A	162,700	343,506
Daqin Railway, Cl A	335,800	310,117
NARI Technology, Cl A	92,600	318,106
Shanghai International Port Group, Cl A	392,000	326,778
Weichai Power, Cl A	123,900	231,210
XCMG Construction Machinery, Cl A	41,800	45,151
		2,255,550
Information Technology — 11.4%
Foxconn Industrial Internet, Cl A	104,200	305,156
Luxshare Precision Industry, Cl A	57,500	319,240
NAURA Technology Group, Cl A	5,700	303,575
Zhongji Innolight, Cl A	17,900	301,141
		1,229,112

Schedule of Investments (Unaudited) December 31, 2024

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 14.9%
Aluminum Corp of China, Cl A	305,300	$305,654
Qinghai Salt Lake Industry, Cl A *	32,000	71,746
Satellite Chemical, Cl A	129,200	330,677
Shandong Gold Mining, Cl A	94,800	292,219
Zhongjin Gold, Cl A	183,600	300,852
Zijin Mining Group, Cl A	148,400	305,633
		1,606,781
TOTAL CHINA		10,815,257

TOTAL COMMON STOCK (Cost $10,255,559)		10,815,257

TOTAL INVESTMENTS — 100.0% (Cost $10,255,559)		10,815,257
OTHER ASSETS LESS LIABILITIES – 0.0%		2,404
NET ASSETS - 100%		$10,817,661

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-046-0100

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
GERMANY — 0.1%
Materials — 0.1%
Orion	997	$15,743
TOTAL GERMANY		15,743

ISRAEL — 0.1%
Information Technology — 0.1%
Sapiens International	269	7,228
TOTAL ISRAEL		7,228

MONACO — 0.1%
Industrials — 0.1%
Safe Bulkers	3,407	12,163
TOTAL MONACO		12,163

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C *	4,387	27,814
TOTAL PUERTO RICO		27,814

UNITED KINGDOM — 0.9%
Communication Services — 0.2%
Liberty Global *	1,312	17,239

Energy — 0.7%
TechnipFMC	2,772	80,222

TOTAL UNITED KINGDOM		97,461

UNITED STATES — 98.5%
Communication Services — 3.9%
Bandwidth, Cl A *	2,124	36,150
Bumble, Cl A *	3,719	30,273
Iridium Communications	375	10,883
Madison Square Garden Entertainment, Cl A *	660	23,496
Magnite *	7,925	126,166
News	5,640	155,326
Playtika Holding	1,601	11,111
Stagwell, Cl A *	350	2,303
Toro Combineco *	1,978	39,204
ZoomInfo Technologies, Cl A *	736	7,735
		442,647
Consumer Discretionary — 13.2%
Adient *	232	3,997
American Axle & Manufacturing Holdings *	2,550	14,867
American Eagle Outfitters	1,786	29,773

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Aramark	111	$4,141
Asbury Automotive Group *	110	26,733
AutoNation *	186	31,590
Bath & Body Works	1,224	47,455
BJ’s Restaurants *	487	17,111
BorgWarner	920	29,247
Boyd Gaming	1,197	86,830
Bright Horizons Family Solutions *	135	14,965
Caleres	405	9,380
Carriage Services, Cl A	293	11,676
Dana	1,456	16,831
Dorman Products *	448	58,038
Etsy *	1,550	81,980
Frontdoor *	1,806	98,734
Funko, Cl A *	1,081	14,475
Gap	1,024	24,197
Green Brick Partners *	57	3,220
Hanesbrands *	1,665	13,553
Hasbro	996	55,686
Installed Building Products	69	12,092
J Jill	403	11,131
KB Home	120	7,886
Kontoor Brands	42	3,587
Lear	706	66,858
Light & Wonder *	1,204	104,002
M/I Homes *	171	22,734
Mattel *	4,180	74,111
Meritage Homes	92	14,151
Mohawk Industries *	137	16,321
Phinia	553	26,638
Ralph Lauren, Cl A	110	25,408
Savers Value Village *	3,378	34,625
Sonic Automotive, Cl A	307	19,448
Standard Motor Products	866	26,829
Taylor Morrison Home, Cl A *	437	26,749
Tempur Sealy International	310	17,574
Toll Brothers	451	56,803
TopBuild *	144	44,833
Torrid Holdings *	3,158	16,516
Tri Pointe Homes *	1,084	39,306
Upbound Group	1,591	46,410
Vail Resorts	219	41,052
Wayfair, Cl A *	870	38,558
		1,488,101

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 4.3%
Central Garden & Pet, Cl A *	696	$23,003
Coca-Cola Consolidated	15	18,900
Darling Ingredients *	791	26,649
Dole	1,985	26,877
Energizer Holdings	602	21,004
Ingles Markets, Cl A	234	15,079
Ingredion	685	94,229
Natural Grocers by Vitamin Cottage	213	8,460
Performance Food Group *	667	56,395
Post Holdings *	83	9,500
Primo Water	1,384	42,586
Reynolds Consumer Products	264	7,125
Turning Point Brands	899	54,030
Universal	22	1,206
US Foods Holding *	1,238	83,515
		488,558
Energy — 0.9%
NOV	2,065	30,149
Oceaneering International *	805	20,994
Range Resources	302	10,866
Weatherford International	293	20,988
World Kinect	569	15,653
		98,650
Financials — 7.7%
Affiliated Managers Group	241	44,566
Ameris Bancorp	630	39,419
Assurant	81	17,271
Axis Capital Holdings	1,035	91,722
Donnelley Financial Solutions *	837	52,505
Enterprise Financial Services	161	9,080
Euronet Worldwide *	948	97,492
Federal Agricultural Mortgage, Cl C	35	6,893
First Busey	108	2,546
First Merchants	243	9,693
Greenlight Capital Re, Cl A *	96	1,344
Hancock Whitney	108	5,910
Hanover Insurance Group	177	27,375
Home BancShares	637	18,027
International Bancshares	298	18,822
Mercury General	678	45,073
Morningstar	32	10,776
Old Second Bancorp	219	3,894
Open Lending *	9,108	54,375
Primerica	337	91,468

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
QCR Holdings	106	$8,548
Reinsurance Group of America, Cl A	285	60,885
Selective Insurance Group	614	57,421
SLM	1,083	29,869
Virtus Investment Partners	303	66,836
		871,810
Health Care — 11.5%
10X Genomics, Cl A *	808	11,603
Accolade *	2,777	9,497
AdaptHealth, Cl A *	2,967	28,246
Amneal Pharmaceuticals *	8,047	63,732
Ardent Health Partners *	217	3,706
AtriCure *	1,482	45,290
Aveanna Healthcare Holdings *	2,154	9,844
Axogen *	429	7,070
Biote, Cl A *	974	6,019
Bio-Techne	148	10,660
BrightSpring Health Services *	2,379	40,514
Certara *	2,190	23,324
Charles River Laboratories International *	88	16,245
Community Health Systems *	4,811	14,385
CONMED	706	48,319
Definitive Healthcare, Cl A *	6,498	26,707
DocGo *	2,712	11,499
Elanco Animal Health *	5,156	62,439
Encompass Health	1,585	146,375
Health Catalyst *	1,281	9,057
ICU Medical *	143	22,189
LivaNova *	1,308	60,573
Mesa Laboratories	279	36,792
National Research	477	8,414
Option Care Health *	3,277	76,026
Phibro Animal Health, Cl A	620	13,020
QIAGEN	3,059	136,217
Surgery Partners *	482	10,204
Tactile Systems Technology *	2,401	41,129
Teladoc Health *	12,962	117,825
Teleflex	175	31,147
Universal Health Services, Cl B	415	74,459
Waystar Holding *	2,005	73,584
		1,296,110
Industrials — 19.5%
Advanced Drainage Systems	196	22,658
AECOM	577	61,635

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Allegion	52	$6,795
Allison Transmission Holdings	399	43,116
API Group *	2,010	72,300
Atmus Filtration Technologies	251	9,834
AZZ	529	43,336
Brink’s	574	53,250
BWX Technologies	170	18,936
CACI International, Cl A *	152	61,417
CH Robinson Worldwide	223	23,040
Columbus McKinnon	129	4,804
CRA International	36	6,739
Crane	126	19,121
Curtiss-Wright	95	33,713
Donaldson	539	36,302
Douglas Dynamics	191	4,513
Enerpac Tool Group, Cl A	277	11,382
EnerSys	923	85,313
Everus Construction Group *	158	10,388
Federal Signal	305	28,179
Flowserve	1,198	68,909
Fluor *	786	38,766
Gates Industrial *	2,200	45,254
Generac Holdings *	647	100,317
Griffon	599	42,691
Hayward Holdings *	1,517	23,195
Hexcel	681	42,699
Hillman Solutions *	4,293	41,814
Huron Consulting Group *	241	29,947
ICF International	172	20,504
Interface, Cl A	750	18,263
ITT	124	17,717
KBR	809	46,865
MasTec *	345	46,968
Maximus	182	13,586
Moog, Cl A	262	51,572
MSA Safety	471	78,078
Mueller Water Products, Cl A	2,906	65,385
nVent Electric	387	26,378
Owens Corning	43	7,324
Pentair	1,183	119,057
Pitney Bowes	621	4,496
Primoris Services	156	11,918
Regal Rexnord	360	55,847
Ryder System	687	107,763
Science Applications International	257	28,727

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
SkyWest *	588	$58,876
Standex International	45	8,415
Textron	872	66,699
TriNet Group	666	60,453
Valmont Industries	104	31,894
Verra Mobility, Cl A *	1,120	27,082
Viad *	248	10,542
WESCO International	338	61,164
Willdan Group *	537	20,454
WillScot Holdings *	1,462	48,904
		2,205,294
Information Technology — 27.4%
ACI Worldwide *	1,203	62,448
Amkor Technology	1,321	33,936
Appian, Cl A *	494	16,292
Arlo Technologies *	552	6,177
Axcelis Technologies *	581	40,594
Bel Fuse, Cl B	289	23,834
Belden	339	38,175
Benchmark Electronics	504	22,882
BigCommerce Holdings *	7,864	48,128
BILL Holdings *	597	50,572
BlackLine *	1,766	107,302
Blend Labs, Cl A *	3,972	16,722
Coherent *	65	6,157
CTS	608	32,060
Diebold Nixdorf *	346	14,892
DigitalOcean Holdings *	2,226	75,840
Dropbox, Cl A *	2,613	78,495
Dynatrace *	1,239	67,340
Elastic *	1,793	177,650
FormFactor *	1,195	52,580
Guidewire Software *	111	18,712
Informatica, Cl A *	1,915	49,656
Itron *	565	61,348
Jabil	693	99,723
Jamf Holding *	2,718	38,188
Mirion Technologies, Cl A *	693	12,093
MKS Instruments	303	31,630
N-able *	7,222	67,453
nCino *	2,199	73,842
Nutanix, Cl A *	2,187	133,801
Onto Innovation *	483	80,502
PagerDuty *	3,825	69,845

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
PDF Solutions *	914	$24,751
Pegasystems	1,529	142,503
Photronics *	733	17,269
Plexus *	348	54,455
Procore Technologies *	1,334	99,957
PROS Holdings *	2,411	52,946
Pure Storage, Cl A *	1,935	118,867
Q2 Holdings *	1,628	163,858
Rapid7 *	1,705	68,592
RingCentral, Cl A *	2,892	101,249
Sprinklr, Cl A *	3,824	32,313
Synaptics *	404	30,833
TD SYNNEX	822	96,404
Tenable Holdings *	1,905	75,019
TTM Technologies *	1,457	36,061
UiPath, Cl A *	5,257	66,816
Ultra Clean Holdings *	1,143	41,091
Unity Software *	619	13,909
Universal Display	402	58,772
Viant Technology, Cl A *	379	7,197
Weave Communications *	2,000	31,840
Yext *	7,270	46,237
		3,089,808
Materials — 8.2%
AptarGroup	403	63,311
Ashland	1,113	79,535
ATI *	298	16,402
Avery Dennison	317	59,320
Avient	1,543	63,047
Axalta Coating Systems *	2,435	83,326
Commercial Metals	210	10,416
Element Solutions	1,729	43,968
Huntsman	1,965	35,429
Kaiser Aluminum	517	36,330
Knife River *	859	87,309
Materion	409	40,442
Minerals Technologies	631	48,088
Packaging Corp of America	548	123,371
Sensient Technologies	941	67,056
Silgan Holdings	1,325	68,966
		926,316
Utilities — 1.9%
Avista	162	5,934
Black Hills	522	30,548

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
IDACORP, Cl Rights	188	$20,545
NiSource	740	27,202
Northwestern Energy Group	377	20,154
OGE Energy	565	23,306
Southwest Gas Holdings	583	41,224
Spire	234	15,872
TXNM Energy	572	28,125
Unitil	45	2,439
		215,349
TOTAL UNITED STATES		11,122,643

TOTAL COMMON STOCK (Cost $11,330,772)		11,283,052

TOTAL INVESTMENTS — 100.0% (Cost $11,330,772)		11,283,052
OTHER ASSETS LESS LIABILITIES – 0.0%		5,076
NET ASSETS - 100%		$11,288,128

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-047-0100

Schedules of Investments/Consolidated Schedule of Investments (Unaudited) December 31,

Fund Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

BV — Business Value

BVI — Business Volume Indicator

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — U.S. Dollar

WTI — West Texas Intermediate